Schedule of Investments(a)
Invesco Corporate Income Defensive ETF (IHYD)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.63%
Aerospace & Defense-0.72%
Arconic, Inc., 5.13%, 10/01/2024	$85,000	$92,715
Air Freight & Logistics-0.64%
XPO Logistics, Inc., 6.50%, 06/15/2022(b)	80,000	82,068
Airlines-2.09%
American Airlines Group, Inc., 5.00%, 06/01/2022(b)	100,000	104,605
Delta Air Lines, Inc., 3.63%, 03/15/2022	80,000	81,971
United Airlines Holdings, Inc., 4.25%, 10/01/2022	80,000	82,600
		269,176
Auto Components-1.28%
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/2023(c)	80,000	80,799
ZF North America Capital, Inc. (Germany), 4.75%, 04/29/2025(b)	80,000	83,769
		164,568
Banks-0.66%
CIT Group, Inc., 5.00%, 08/15/2022	80,000	85,344
Beverages-0.63%
Molson Coors Brewing Co., 3.00%, 07/15/2026	80,000	80,502
Building Products-1.59%
Griffon Corp., 5.25%, 03/01/2022	100,000	101,095
Standard Industries, Inc., 5.38%, 11/15/2024(b)	100,000	103,124
		204,219
Capital Markets-2.14%
BGC Partners, Inc., 5.38%, 07/24/2023	80,000	85,519
Cantor Fitzgerald L.P., 4.88%, 05/01/2024(b)	85,000	90,492
Owl Rock Capital Corp., 4.00%, 03/30/2025	100,000	99,180
		275,191
Chemicals-4.36%
Ashland LLC, 4.75%, 08/15/2022	80,000	84,000
Blue Cube Spinco LLC, 9.75%, 10/15/2023	90,000	98,099
CF Industries, Inc., 3.45%, 06/01/2023	100,000	102,499
Mosaic Co. (The), 4.25%, 11/15/2023	80,000	85,350
PolyOne Corp., 5.25%, 03/15/2023	100,000	107,749
PQ Corp., 6.75%, 11/15/2022(b)	80,000	82,900
		560,597
Commercial Services & Supplies-1.55%
ADT Security Corp. (The), 3.50%, 07/15/2022	100,000	101,749
Pitney Bowes, Inc., 4.63%, 03/15/2024	100,000	96,999
		198,748
Communications Equipment-0.85%
Hughes Satellite Systems Corp., 5.25%, 08/01/2026	100,000	108,785
Construction & Engineering-0.79%
MasTec, Inc., 4.88%, 03/15/2023	100,000	101,542
Consumer Finance-1.33%
Navient Corp., 6.50%, 06/15/2022	80,000	86,962
Synchrony Financial, 4.25%, 08/15/2024	80,000	84,415
		171,377
Containers & Packaging-2.20%
Ball Corp., 4.00%, 11/15/2023	100,000	104,749
	Principal Amount	Value
Containers & Packaging-(continued)
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/2023	$85,000	$89,079
Sealed Air Corp., 4.88%, 12/01/2022(b)	85,000	89,702
		283,530
Diversified Financial Services-2.26%
FS Energy and Power Fund, 7.50%, 08/15/2023(b)	100,000	101,874
Quicken Loans, Inc., 5.75%, 05/01/2025(b)	85,000	88,495
Washington Prime Group L.P., 6.45%, 08/15/2024(c)	105,000	100,800
		291,169
Diversified Telecommunication Services-2.64%
CenturyLink, Inc., Series T, 5.80%, 03/15/2022	80,000	84,500
Cogent Communications Group, Inc., 5.38%, 03/01/2022(b)	80,000	83,625
Level 3 Parent LLC, 5.75%, 12/01/2022	85,000	85,000
Qwest Corp., 6.75%, 12/01/2021	80,000	85,816
		338,941
Electric Utilities-1.49%
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026	85,000	88,369
NextEra Energy Operating Partners, L.P., 4.25%, 07/15/2024(b)	100,000	102,981
		191,350
Electronic Equipment, Instruments & Components-2.79%
Arrow Electronics, Inc., 3.25%, 09/08/2024	100,000	101,535
Avnet, Inc., 4.63%, 04/15/2026	85,000	90,917
Jabil, Inc., 4.70%, 09/15/2022	80,000	84,696
Tech Data Corp., 3.70%, 02/15/2022	80,000	81,505
		358,653
Energy Equipment & Services-0.73%
Oceaneering International, Inc., 4.65%, 11/15/2024	105,000	93,975
Equity REITs-4.26%
CyrusOne L.P./CyrusOne Finance Corp., 5.00%, 03/15/2024	80,000	82,777
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	80,000	88,340
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 07/15/2024(b)	100,000	105,874
Office Properties Income Trust, 4.50%, 02/01/2025	80,000	83,420
Omega Healthcare Investors, Inc., 4.38%, 08/01/2023	80,000	85,156
Service Properties Trust, 4.35%, 10/01/2024	100,000	102,645
		548,212
Food & Staples Retailing-0.63%
C&S Group Enterprises LLC, 5.38%, 07/15/2022(b)	80,000	81,200
Food Products-1.48%
Kraft Heinz Foods Co. (The), 3.95%, 07/15/2025	80,000	84,056
Lamb Weston Holdings, Inc., 4.63%, 11/01/2024(b)	100,000	105,874
		189,930
Health Care Equipment & Supplies-0.63%
Becton, Dickinson and Co., 2.89%, 06/06/2022	80,000	81,249
Health Care Providers & Services-2.79%
Centene Corp.
6.13%, 02/15/2024	85,000	88,453
4.75%, 01/15/2025	80,000	83,310

Invesco Corporate Income Defensive ETF (IHYD)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-(continued)
Magellan Health, Inc., 4.90%, 09/22/2024	$105,000	$106,356
Universal Health Services, Inc., 4.75%, 08/01/2022(b)	80,000	81,049
		359,168
Hotels, Restaurants & Leisure-4.58%
Choice Hotels International, Inc., 5.75%, 07/01/2022	80,000	86,639
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/2025	85,000	87,585
Las Vegas Sands Corp., 3.20%, 08/08/2024	80,000	81,527
MGM Resorts International, 6.63%, 12/15/2021	80,000	87,180
NCL Corp. Ltd., 4.75%, 12/15/2021(b)	80,000	81,180
Sabre GLBL, Inc., 5.38%, 04/15/2023(b)	80,000	82,199
Wyndham Destinations, Inc., 4.25%, 03/01/2022	80,000	82,281
		588,591
Household Durables-1.40%
KB Home, 7.00%, 12/15/2021	80,000	86,532
Newell Brands, Inc., 4.20%, 04/01/2026	90,000	92,957
		179,489
Independent Power and Renewable Electricity Producers-0.56%
AES Corp. (The), 4.88%, 05/15/2023	70,000	71,399
Industrial Conglomerates-1.89%
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/2022	80,000	81,200
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.88%, 02/01/2022	80,000	80,658
Southern Star Central Corp., 5.13%, 07/15/2022(b)	80,000	81,025
		242,883
Insurance-2.18%
Brown & Brown, Inc., 4.20%, 09/15/2024	80,000	85,117
CNO Financial Group, Inc., 5.25%, 05/30/2025	100,000	111,058
Kemper Corp., 4.35%, 02/15/2025	80,000	84,574
		280,749
Internet & Direct Marketing Retail-0.64%
QVC, Inc., 4.38%, 03/15/2023	80,000	82,877
IT Services-2.89%
Global Payments, Inc., 4.80%, 04/01/2026	85,000	94,763
Unisys Corp., 10.75%, 04/15/2022(b)	100,000	108,631
VeriSign, Inc., 4.63%, 05/01/2023	80,000	81,499
WEX, Inc., 4.75%, 02/01/2023(b)	85,000	86,098
		370,991
Machinery-2.01%
Colfax Corp., 6.00%, 02/15/2024(b)	85,000	90,312
Flowserve Corp., 3.50%, 09/15/2022	80,000	81,060
Trinity Industries, Inc., 4.55%, 10/01/2024	85,000	87,512
		258,884
Media-2.60%
AMC Networks, Inc., 5.00%, 04/01/2024	85,000	85,531
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp.
4.46%, 07/23/2022	80,000	83,959
4.91%, 07/23/2025	80,000	87,804
Time Warner Entertainment Co. L.P., 8.38%, 03/15/2023	65,000	77,140
		334,434
	Principal Amount	Value
Metals & Mining-1.33%
Alcoa Nederland Holding B.V., 6.75%, 09/30/2024(b)	$80,000	$84,399
Freeport-McMoRan, Inc., 3.88%, 03/15/2023	85,000	86,947
		171,346
Mortgage REITs-1.30%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 03/15/2022(b)	80,000	83,200
Starwood Property Trust, Inc., 5.00%, 12/15/2021	80,000	83,580
		166,780
Oil, Gas & Consumable Fuels-17.65%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 09/15/2024	85,000	72,888
Antero Resources Corp., 5.13%, 12/01/2022	80,000	65,200
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 04/01/2022(b)	100,000	96,249
Boardwalk Pipelines L.P., 4.95%, 12/15/2024	80,000	86,234
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025	100,000	112,020
Cimarex Energy Co., 4.38%, 06/01/2024	80,000	83,896
CNX Resources Corp., 5.88%, 04/15/2022	100,000	97,250
Continental Resources, Inc., 4.50%, 04/15/2023	100,000	104,308
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.25%, 04/01/2023	100,000	100,499
Energy Transfer Partners L.P./Regency Energy Finance Corp.
5.88%, 03/01/2022	80,000	84,972
4.50%, 11/01/2023	80,000	84,195
EnLink Midstream Partners, L.P., 4.15%, 06/01/2025	85,000	75,226
EQM Midstream Partners, L.P., 4.75%, 07/15/2023	80,000	78,094
HollyFrontier Corp., 5.88%, 04/01/2026	80,000	89,563
Laredo Petroleum, Inc., 5.63%, 01/15/2022	85,000	78,491
NGPL PipeCo. LLC, 4.38%, 08/15/2022(b)	100,000	103,612
Oasis Petroleum, Inc., 6.88%, 03/15/2022	100,000	93,687
Peabody Energy Corp., 6.00%, 03/31/2022(b)(c)	80,000	78,200
Plains All American Pipeline L.P./PAA Finance Corp.
3.60%, 11/01/2024	80,000	81,682
4.65%, 10/15/2025	80,000	85,067
QEP Resources, Inc., 5.25%, 05/01/2023	105,000	100,012
Ruby Pipeline, LLC, 6.50%, 04/01/2022(b)	58,788	60,872
Sabine Pass Liquefaction, LLC, 5.75%, 05/15/2024	100,000	111,416
Sunoco L.P./Sunoco Finance Corp., 4.88%, 01/15/2023	85,000	87,160
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 09/15/2024(b)	80,000	78,099
Western Midstream Operating L.P., 4.00%, 07/01/2022	80,000	81,286
		2,270,178
Personal Products-0.80%
Edgewell Personal Care Co., 4.70%, 05/24/2022	100,000	102,999
Pharmaceuticals-1.49%
Elanco Animal Health, Inc., 4.27%, 08/28/2023	100,000	104,743
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	85,000	87,257
		192,000
Professional Services-0.63%
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/2022(b)	80,000	80,700

Invesco Corporate Income Defensive ETF (IHYD)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Real Estate Management & Development-0.68%
Newmark Group, Inc., 6.13%, 11/15/2023	$80,000	$87,990
Semiconductors & Semiconductor Equipment-1.64%
Marvell Technology Group Ltd., 4.20%, 06/22/2023	100,000	105,333
Microchip Technology, Inc., 4.33%, 06/01/2023	100,000	105,304
		210,637
Software-1.94%
CA, Inc., 3.60%, 08/15/2022	85,000	87,013
Marble II Pte. Ltd. (Singapore), 5.30%, 06/20/2022(b)	80,000	81,019
NortonLifeLock, Inc., 5.00%, 04/15/2025(b)	80,000	80,842
		248,874
Specialty Retail-2.71%
AutoNation, Inc., 3.50%, 11/15/2024	100,000	102,643
Group 1 Automotive, Inc., 5.00%, 06/01/2022	80,000	81,199
L Brands, Inc., 5.63%, 02/15/2022	80,000	84,099
Penske Automotive Group, Inc., 5.75%, 10/01/2022	80,000	81,070
		349,011
Technology Hardware, Storage & Peripherals-3.00%
Dell International LLC/EMC Corp., 6.02%, 06/15/2026(b)	80,000	91,484
EMC Corp., 3.38%, 06/01/2023	105,000	106,253
Seagate HDD Cayman, 4.75%, 01/01/2025	100,000	105,266
Xerox Corp., 4.13%, 03/15/2023	80,000	82,799
		385,802
Textiles, Apparel & Luxury Goods-1.50%
Hanesbrands, Inc., 4.63%, 05/15/2024(b)	100,000	105,499
Levi Strauss & Co., 5.00%, 05/01/2025	85,000	87,798
		193,297
Thrifts & Mortgage Finance-1.39%
MGIC Investment Corp., 5.75%, 08/15/2023	80,000	88,633
Radian Group, Inc., 4.50%, 10/01/2024	85,000	89,711
		178,344
	Principal Amount	Value
Trading Companies & Distributors-1.29%
Aircastle Ltd., 4.40%, 09/25/2023	$80,000	$84,870
WESCO Distribution, Inc., 5.38%, 12/15/2021	80,000	80,380
		165,250
Total U.S. Dollar Denominated Bonds & Notes (Cost $12,158,644)		12,425,714
	Shares
Money Market Funds-1.45%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(d) (Cost $186,679)	186,679	186,679
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.08% (Cost $12,345,323)		12,612,393
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.89%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	181,579	181,579
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	60,502	60,526
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $242,105)		242,105
TOTAL INVESTMENTS IN SECURITIES-99.97% (Cost $12,587,428)		12,854,498
OTHER ASSETS LESS LIABILITIES-0.03%		4,461
NET ASSETS-100.00%		$12,858,959

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $2,941,252, which represented 22.87% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Corporate Income Value ETF (IHYV)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.08%
Aerospace & Defense-1.02%
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	$60,000	$65,128
TransDigm, Inc., 6.25%, 03/15/2026(b)	55,000	59,159
		124,287
Auto Components-3.86%
Adient Global Holdings Ltd., 4.88%, 08/15/2026(b)	60,000	51,301
Adient US LLC, 7.00%, 05/15/2026(b)	100,000	107,093
American Axle & Manufacturing, Inc., 6.25%, 04/01/2025	100,000	101,875
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(b)	60,000	63,025
Tenneco, Inc., 5.00%, 07/15/2026(c)	100,000	86,027
ZF North America Capital, Inc. (Germany), 4.75%, 04/29/2025(b)	60,000	62,827
		472,148
Automobiles-1.70%
Cooper-Standard Automotive, Inc., 5.63%, 11/15/2026(b)	65,000	56,410
Ford Motor Co., 4.35%, 12/08/2026	150,000	151,588
		207,998
Beverages-0.82%
Molson Coors Brewing Co., 3.00%, 07/15/2026	100,000	100,628
Building Products-0.50%
JELD-WEN, Inc., 4.63%, 12/15/2025(b)	60,000	60,700
Capital Markets-1.30%
APX Group, Inc., 7.88%, 12/01/2022	60,000	59,775
Owl Rock Capital Corp., 4.00%, 03/30/2025	100,000	99,180
		158,955
Chemicals-3.62%
Chemours Co. (The), 6.63%, 05/15/2023	60,000	59,250
Cornerstone Chemical Co., 6.75%, 08/15/2024(b)	60,000	54,775
Huntsman International LLC, 4.50%, 05/01/2029	60,000	63,463
Neon Holdings, Inc., 10.13%, 04/01/2026(b)	60,000	60,592
Olin Corp., 5.63%, 08/01/2029	100,000	104,503
TPC Group, Inc., 10.50%, 08/01/2024(b)	100,000	99,749
		442,332
Commercial Services & Supplies-3.43%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	60,000	61,789
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/2023(b)	60,000	60,034
Pitney Bowes, Inc., 4.63%, 03/15/2024(c)	100,000	96,999
Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.75%, 04/15/2026(b)	100,000	104,639
Resideo Funding, Inc., 6.13%, 11/01/2026(b)(c)	100,000	96,253
		419,714
Communications Equipment-2.25%
Hughes Satellite Systems Corp., 5.25%, 08/01/2026	100,000	108,785
Motorola Solutions, Inc., 4.60%, 05/23/2029	100,000	109,495
Plantronics, Inc., 5.50%, 05/31/2023(b)	60,000	56,585
		274,865
Construction & Engineering-1.00%
AECOM, 5.13%, 03/15/2027	60,000	64,071
Tutor Perini Corp., 6.88%, 05/01/2025(b)	60,000	58,725
		122,796
	Principal Amount	Value
Consumer Finance-1.08%
Credit Acceptance Corp., 6.63%, 03/15/2026(b)	$60,000	$63,458
Springleaf Finance Corp., 7.13%, 03/15/2026	60,000	69,262
		132,720
Containers & Packaging-1.17%
Greif, Inc., 6.50%, 03/01/2027(b)	55,000	58,840
Plastipak Holdings, Inc., 6.25%, 10/15/2025(b)(c)	100,000	84,500
		143,340
Diversified Consumer Services-0.85%
ServiceMaster Co., LLC (The), 5.13%, 11/15/2024(b)	100,000	103,874
Diversified Financial Services-2.62%
Freedom Mortgage Corp., 8.25%, 04/15/2025(b)	100,000	99,499
FS Energy and Power Fund, 7.50%, 08/15/2023(b)	60,000	61,124
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.25%, 08/15/2024(b)	100,000	102,292
Washington Prime Group L.P., 6.45%, 08/15/2024(c)	60,000	57,600
		320,515
Diversified Telecommunication Services-3.22%
CenturyLink, Inc., Series G, 6.88%, 01/15/2028	60,000	65,121
Cogent Communications Group, Inc., 5.38%, 03/01/2022(b)	100,000	104,531
CommScope, Inc., 6.00%, 03/01/2026(b)	55,000	57,716
Frontier Communications Corp., 8.00%, 04/01/2027(b)	100,000	103,482
Sable International Finance Ltd. (Chile), 5.75%, 09/07/2027(b)	60,000	63,096
		393,946
Electric Utilities-1.65%
Talen Energy Supply LLC, 7.25%, 05/15/2027(b)	75,000	76,716
Terraform Global Operating, LLC, 6.13%, 03/01/2026(b)	60,000	62,571
Trinidad Generation Unlimited (Trinidad), 5.25%, 11/04/2027(b)	60,000	62,571
		201,858
Electronic Equipment, Instruments & Components-0.90%
Trimble, Inc., 4.90%, 06/15/2028	100,000	110,072
Energy Equipment & Services-1.04%
Nabors Industries, Inc., 5.75%, 02/01/2025	100,000	78,292
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, 04/15/2025	65,000	49,264
		127,556
Entertainment-0.90%
Netflix, Inc., 5.88%, 11/15/2028	100,000	109,502
Equity REITs-3.90%
CBL & Associates L.P., 5.95%, 12/15/2026(c)	100,000	66,482
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	60,000	66,255
Iron Mountain, Inc., 4.88%, 09/15/2027(b)	60,000	61,789
Office Properties Income Trust, 4.50%, 02/01/2025	60,000	62,565
Sabra Health Care L.P., 5.13%, 08/15/2026	60,000	64,607
Senior Housing Properties Trust, 4.75%, 02/15/2028	60,000	60,801
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.00%, 04/15/2023(b)	100,000	94,500
		476,999

Invesco Corporate Income Value ETF (IHYV)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Food & Staples Retailing-0.86%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 6.63%, 06/15/2024	$100,000	$105,151
Food Products-2.47%
Conagra Brands, Inc., 4.85%, 11/01/2028	100,000	113,663
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/2029(b)	75,000	83,276
Kraft Heinz Foods Co. (The), 3.95%, 07/15/2025	100,000	105,070
		302,009
Health Care Providers & Services-1.87%
Centene Corp., 5.38%, 06/01/2026(b)	100,000	106,377
Magellan Health, Inc., 4.90%, 09/22/2024	60,000	60,775
MEDNAX, Inc., 6.25%, 01/15/2027(b)	60,000	61,202
		228,354
Hotels, Restaurants & Leisure-3.55%
Aramark Services, Inc., 5.00%, 02/01/2028(b)	100,000	105,253
Diamond Resorts International, Inc., 7.75%, 09/01/2023(b)	55,000	56,650
MGM China Holdings Ltd. (Macau), 5.38%, 05/15/2024(b)	100,000	104,872
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)	60,000	64,124
Wynn Macau Ltd. (Macau), 5.50%, 10/01/2027(b)	100,000	103,607
		434,506
Household Durables-2.07%
Newell Brands, Inc., 4.20%, 04/01/2026	60,000	61,971
Tempur Sealy International, Inc., 5.50%, 06/15/2026	60,000	63,139
TopBuild Corp., 5.63%, 05/01/2026(b)	60,000	62,721
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/2024	60,000	64,825
		252,656
Independent Power and Renewable Electricity Producers-0.86%
Clearway Energy Operating LLC, 5.75%, 10/15/2025	100,000	105,249
Insurance-1.05%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	60,000	64,170
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/2025(b)	60,000	63,749
		127,919
Interactive Media & Services-0.83%
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/2026(b)	100,000	101,687
IT Services-1.09%
Harland Clarke Holdings Corp., 8.38%, 08/15/2022(b)	100,000	75,281
Rackspace Hosting, Inc., 8.63%, 11/15/2024(b)(c)	60,000	58,200
		133,481
Leisure Products-1.32%
Hasbro, Inc., 3.50%, 09/15/2027	100,000	99,037
Mattel, Inc., 6.75%, 12/31/2025(b)	60,000	63,000
		162,037
Machinery-5.05%
Amsted Industries, Inc., 5.63%, 07/01/2027(b)	100,000	105,785
Cloud Crane LLC, 10.13%, 08/01/2024(b)	50,000	51,750
Harsco Corp., 5.75%, 07/31/2027(b)	100,000	105,502
	Principal Amount	Value
Machinery-(continued)
Meritor, Inc., 6.25%, 02/15/2024	$60,000	$61,975
Navistar International Corp., 6.63%, 11/01/2025(b)	100,000	103,250
Terex Corp., 5.63%, 02/01/2025(b)	60,000	60,928
Trinity Industries, Inc., 4.55%, 10/01/2024	60,000	61,773
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/2028	60,000	66,727
		617,690
Media-3.52%
CSC Holdings, LLC, 6.50%, 02/01/2029(b)	60,000	67,037
DISH DBS Corp., 5.88%, 11/15/2024	100,000	100,125
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/2024(b)(c)	60,000	49,975
MDC Partners, Inc., 6.50%, 05/01/2024(b)	60,000	54,750
TEGNA, Inc., 5.00%, 09/15/2029(b)	100,000	100,250
Univision Communications, Inc., 5.13%, 02/15/2025(b)	60,000	57,975
		430,112
Metals & Mining-1.30%
Freeport-McMoRan, Inc., 3.88%, 03/15/2023	100,000	102,290
United States Steel Corp., 6.88%, 08/15/2025(c)	60,000	56,400
		158,690
Multiline Retail-1.57%
Dollar Tree, Inc., 4.20%, 05/15/2028	100,000	107,044
JC Penney Corp., Inc., 5.88%, 07/01/2023(b)	100,000	84,499
		191,543
Oil, Gas & Consumable Fuels-17.43%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 7.50%, 05/01/2025(b)	55,000	48,538
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 09/15/2024	100,000	85,750
Antero Resources Corp., 5.13%, 12/01/2022	100,000	81,500
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 04/01/2022(b)	100,000	96,249
Comstock Resources, Inc., 9.75%, 08/15/2026	100,000	82,737
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/2025(b)	100,000	77,791
Denbury Resources, Inc., 7.75%, 02/15/2024(b)	100,000	74,667
Enable Midstream Partners, L.P., 4.95%, 05/15/2028	60,000	60,038
Energy Transfer Operating, L.P.
4.95%, 06/15/2028	100,000	107,677
5.25%, 04/15/2029	100,000	110,457
EQM Midstream Partners, L.P., 4.75%, 07/15/2023	60,000	58,571
EQT Corp., 3.90%, 10/01/2027(c)	60,000	52,333
Extraction Oil & Gas, Inc.
7.38%, 05/15/2024(b)	65,000	29,602
5.63%, 02/01/2026(b)	60,000	27,771
Gulfport Energy Corp., 6.00%, 10/15/2024	100,000	68,720
Hess Corp., 4.30%, 04/01/2027	60,000	63,129
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/2026(b)	100,000	104,232
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(b)	60,000	50,645
HollyFrontier Corp., 5.88%, 04/01/2026	55,000	61,575
Indigo Natural Resources LLC, 6.88%, 02/15/2026(b)	60,000	54,602
Kosmos Energy Ltd. (Ghana), 7.13%, 04/04/2026(b)	100,000	103,837

Invesco Corporate Income Value ETF (IHYV)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Montage Resources Corp., 8.88%, 07/15/2023	$100,000	$81,749
Oasis Petroleum, Inc., 6.88%, 03/15/2022	100,000	93,687
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/2025	60,000	63,599
PDC Energy, Inc., 5.75%, 05/15/2026	60,000	56,793
QEP Resources, Inc., 5.25%, 05/01/2023	60,000	57,150
Range Resources Corp., 4.88%, 05/15/2025(c)	100,000	81,750
Southwestern Energy Co., 6.20%, 01/23/2025	60,000	52,351
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	60,000	54,449
W&T Offshore, Inc., 9.75%, 11/01/2023(b)	60,000	55,349
Whiting Petroleum Corp., 6.63%, 01/15/2026(c)	60,000	34,352
		2,131,650
Personal Products-0.51%
Coty, Inc., 6.50%, 04/15/2026(b)	60,000	62,102
Pharmaceuticals-0.98%
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(b)	60,000	62,775
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)(c)	60,000	56,851
		119,626
Real Estate Management & Development-1.97%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(b)	60,000	58,900
Greystar Real Estate Partners, LLC, 5.75%, 12/01/2025(b)	60,000	62,500
Hunt Cos., Inc., 6.25%, 02/15/2026(b)	60,000	59,539
Newmark Group, Inc., 6.13%, 11/15/2023	55,000	60,493
		241,432
Road & Rail-1.42%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 07/15/2027(b)	80,000	82,746
BCD Acquisition, Inc., 9.63%, 09/15/2023(b)	90,000	91,274
		174,020
Semiconductors & Semiconductor Equipment-1.91%
Amkor Technology, Inc., 6.63%, 09/15/2027(b)	60,000	65,701
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	60,000	61,302
Broadcom, Inc., 4.75%, 04/15/2029(b)	100,000	107,028
		234,031
Software-2.15%
Marble II Pte. Ltd. (Singapore), 5.30%, 06/20/2022(b)	60,000	60,764
Nielsen Co. (Luxembourg) S.a.r.l. (The), 5.00%, 02/01/2025(b)(c)	100,000	100,624
NortonLifeLock, Inc., 5.00%, 04/15/2025(b)	100,000	101,052
		262,440
Specialty Retail-2.61%
Michaels Stores, Inc., 8.00%, 07/15/2027(b)	100,000	96,253
PetSmart, Inc., 5.88%, 06/01/2025(b)	100,000	98,250
	Principal Amount	Value
Specialty Retail-(continued)
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/2025	$60,000	$62,325
Staples, Inc., 7.50%, 04/15/2026(b)	60,000	62,887
		319,715
Technology Hardware, Storage & Peripherals-2.65%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026(b)	80,000	91,485
4.90%, 10/01/2026(b)	60,000	65,300
Seagate HDD Cayman, 4.75%, 01/01/2025	100,000	105,266
Western Digital Corp., 4.75%, 02/15/2026	60,000	61,912
		323,963
Textiles, Apparel & Luxury Goods-1.23%
FXI Holdings, Inc., 7.88%, 11/01/2024(b)	60,000	54,299
Under Armour, Inc., 3.25%, 06/15/2026	100,000	95,865
		150,164
Tobacco-0.47%
Vector Group Ltd., 6.13%, 02/01/2025(b)	60,000	57,524
Trading Companies & Distributors-0.51%
United Rentals North America, Inc., 4.88%, 01/15/2028	60,000	62,754
Total U.S. Dollar Denominated Bonds & Notes (Cost $12,074,557)		11,995,310
	Shares
Money Market Funds-0.04%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(d) (Cost $4,734)	4,734	4,734
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.12% (Cost $12,079,291)		12,000,044
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.89%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	632,165	632,165
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	210,421	210,505
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $842,670)		842,670
TOTAL INVESTMENTS IN SECURITIES-105.01% (Cost $12,921,961)		12,842,714
OTHER ASSETS LESS LIABILITIES-(5.01)%		(613,134)
NET ASSETS-100.00%		$12,229,580

Invesco Corporate Income Value ETF (IHYV)—(continued)
November 30, 2019
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $6,601,501, which represented 53.98% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco Emerging Markets Debt Defensive ETF (IEMD)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.11%
Chile-7.79%
Banco del Estado de Chile
3.88%, 02/08/2022(a)	$1,400,000	$1,441,665
3.88%, 02/08/2022(a)	550,000	566,369
		2,008,034
China-9.14%
CDBL Funding 2
3.75%, 03/11/2022(a)	200,000	204,140
3.00%, 08/01/2022(a)	200,000	201,109
China Cinda Finance 2017 I Ltd., 3.65%, 03/09/2022(a)	200,000	204,116
CNOOC Finance (2012) Ltd., 3.88%, 05/02/2022(a)	200,000	206,632
CNOOC Finance (2013) Ltd., 3.00%, 05/09/2023	200,000	203,193
Sinopec Capital 2013 Ltd., 3.13%, 04/24/2023(a)	200,000	204,045
Sinopec Group Overseas Development (2012) Ltd., 3.90%, 05/17/2022(a)	200,000	206,911
Sinopec Group Overseas Development (2018) Ltd., 3.75%, 09/12/2023(a)	300,000	313,294
State Elite Global Ltd., 2.75%, 06/13/2022(a)	200,000	200,591
State Grid Overseas Investment (2016) Ltd.
2.75%, 05/04/2022(a)	200,000	201,609
3.75%, 05/02/2023(a)	200,000	209,177
		2,354,817
Colombia-5.58%
Colombia Government International Bond
2.63%, 03/15/2023	650,000	650,549
4.00%, 02/26/2024	750,000	786,323
		1,436,872
Hungary-5.17%
Hungary Government International Bond
5.38%, 02/21/2023	700,000	767,151
5.75%, 11/22/2023	500,000	564,205
		1,331,356
India-10.11%
Bank of Baroda, 3.50%, 04/04/2022(a)	500,000	507,300
Bharat Petroleum Corp. Ltd.
4.38%, 01/24/2022(a)	750,000	770,855
4.63%, 10/25/2022(a)	400,000	418,309
State Bank of India, 3.25%, 01/24/2022(a)	900,000	909,373
		2,605,837
Indonesia-10.13%
Indonesia Government International Bond
3.75%, 04/25/2022(a)	550,000	568,113
3.38%, 04/15/2023(a)	650,000	668,922
PT Indonesia Asahan Aluminium (Persero), 5.23%, 11/15/2021(a)	400,000	419,998
PT Pertamina (Persero), 4.88%, 05/03/2022(a)	500,000	528,260
PT Perusahaan Listrik Negara, 5.50%, 11/22/2021(a)	400,000	424,160
		2,609,453
Malaysia-5.48%
Petronas Capital Ltd.
3.13%, 03/18/2022(a)	400,000	406,748
	Principal Amount	Value
Malaysia-(continued)
3.13%, 03/18/2022(a)	$400,000	$406,748
7.88%, 05/22/2022(a)	530,000	599,396
		1,412,892
Mexico-4.72%
Mexico Government International Bond, 4.00%, 10/02/2023	1,150,000	1,215,337
Morocco-4.49%
Morocco Government International Bond, 4.25%, 12/11/2022(a)	1,100,000	1,156,635
Peru-1.62%
Corp. Financiera de Desarrollo S.A., 4.75%, 02/08/2022(a)	400,000	418,329
Philippines-4.40%
Philippine Government International Bond, 4.20%, 01/21/2024	1,050,000	1,133,167
Poland-5.11%
Republic of Poland Government International Bond
5.00%, 03/23/2022	430,000	460,774
3.00%, 03/17/2023	390,000	402,359
4.00%, 01/22/2024	420,000	453,114
		1,316,247
Russia-9.94%
Gazprom OAO Via Gaz Capital S.A., 6.51%, 03/07/2022(a)	200,000	217,617
Russian Foreign Bond - Eurobond
4.50%, 04/04/2022(a)	800,000	843,666
4.50%, 04/04/2022(a)	600,000	632,750
4.88%, 09/16/2023(a)	400,000	439,038
Russian Railways Via RZD Capital PLC, 5.70%, 04/05/2022(a)	200,000	214,660
Sberbank of Russia Via SB Capital S.A., 6.13%, 02/07/2022(a)	200,000	214,557
		2,562,288
Switzerland-0.39%
Syngenta Finance N.V., 3.13%, 03/28/2022	100,000	100,814
Turkey-4.85%
Turkey Government International Bond, 6.25%, 09/26/2022	1,200,000	1,250,372
United Arab Emirates-10.19%
Abu Dhabi Government International Bond
2.50%, 10/11/2022(a)	700,000	708,437
2.50%, 10/11/2022(a)	440,000	445,303
Abu Dhabi National Energy Co. PJSC
5.88%, 12/13/2021(a)	200,000	213,416
3.63%, 01/12/2023(a)	200,000	205,565
Emirates NBD Bank PJSC, 3.25%, 11/14/2022(a)	200,000	204,228
MDGH - GMTN B.V.
5.50%, 03/01/2022(a)	200,000	214,657
5.50%, 03/01/2022(a)	400,000	429,314
Unity 1 Sukuk Ltd., 3.86%, 11/30/2021(a)	200,000	204,640
		2,625,560
Total U.S. Dollar Denominated Bonds & Notes (Cost $25,116,290)		25,538,010

Invesco Emerging Markets Debt Defensive ETF (IEMD)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Money Market Funds-0.12%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(b) (Cost $30,504)	30,504	$30,504
TOTAL INVESTMENTS IN SECURITIES-99.23% (Cost $25,146,794)		25,568,514
OTHER ASSETS LESS LIABILITIES-0.77%		199,405
NET ASSETS-100.00%		$25,767,919
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $17,550,652, which represented 68.11% of the Fund’s Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco Emerging Markets Debt Value ETF (IEMV)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-93.97%
Brazil-12.12%
Banco do Brasil S.A.
5.88%, 01/26/2022(a)	$700,000	$738,500
5.88%, 01/19/2023(a)	400,000	429,000
4.63%, 01/15/2025(a)	600,000	622,050
Brazilian Government International Bond
6.00%, 04/07/2026	850,000	980,008
4.63%, 01/13/2028	1,110,000	1,182,982
4.50%, 05/30/2029	850,000	892,500
		4,845,040
Chile-0.74%
Corp Nacional del Cobre de Chile, 3.00%, 09/30/2029(a)	300,000	295,870
China-9.13%
China Cinda Finance 2014 Ltd., 5.63%, 05/14/2024(a)	200,000	222,398
China Cinda Finance 2015 I Ltd.
4.25%, 04/23/2025(a)	200,000	213,040
4.25%, 04/23/2025(a)	100,000	106,520
China Cinda Finance 2017 I Ltd., 3.65%, 03/09/2022(a)	200,000	204,116
China Great Wall International Holdings III Ltd., 4.38%, 05/25/2023(a)	200,000	209,881
CNAC (HK) Finbridge Co. Ltd., 4.13%, 07/19/2027(a)	200,000	210,833
CNOOC Curtis Funding No.1 Pty. Ltd., 4.50%, 10/03/2023(a)	200,000	214,300
CNOOC Finance (2015) U.S.A. LLC
3.50%, 05/05/2025	200,000	208,838
4.38%, 05/02/2028	200,000	222,400
CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/2024	220,000	234,927
CRCC Yuxiang Ltd., 3.50%, 05/16/2023(a)	200,000	205,455
Huarong Finance II Co., Ltd.
3.63%, 11/22/2021(a)	200,000	202,720
4.63%, 06/03/2026(a)	200,000	212,839
Sinopec Group Overseas Development (2016) Ltd., 3.50%, 05/03/2026(a)	300,000	313,298
Sinopec Group Overseas Development (2018) Ltd., 4.25%, 09/12/2028(a)	200,000	221,619
State Grid Overseas Investment (2016) Ltd., 3.50%, 05/04/2027(a)	230,000	242,524
Three Gorges Finance I (Cayman Islands) Ltd., 3.15%, 06/02/2026(a)	200,000	205,932
		3,651,640
India-9.68%
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/2025(a)	400,000	412,071
BPRL International Singapore Pte Ltd., 4.38%, 01/18/2027(a)	400,000	417,978
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/2027(a)	400,000	409,825
Indian Oil Corp. Ltd., 4.75%, 01/16/2024(a)	300,000	318,509
Indian Railway Finance Corp. Ltd., 3.84%, 12/13/2027(a)	400,000	418,648
NTPC Ltd., 4.25%, 02/26/2026(a)	600,000	634,997
Oil India International Pte. Ltd., 4.00%, 04/21/2027(a)	400,000	414,091
	Principal Amount	Value
India-(continued)
Oil India Ltd., 5.13%, 02/04/2029(a)	$200,000	$224,545
ONGC Videsh Vankorneft Pte. Ltd., 3.75%, 07/27/2026(a)	600,000	619,976
		3,870,640
Indonesia-9.86%
Indonesia Government International Bond
5.88%, 01/15/2024(a)	400,000	452,160
4.13%, 01/15/2025(a)	400,000	427,865
4.75%, 01/08/2026(a)	430,000	476,631
Perusahaan Perseroan PT Perusahaan Listrik Negara
4.13%, 05/15/2027(a)	400,000	420,139
5.45%, 05/21/2028(a)	200,000	229,875
PT Indonesia Asahan Aluminium (Persero), 6.53%, 11/15/2028(a)	200,000	243,992
PT Pelabuhan Indonesia III (Persero)
4.88%, 10/01/2024(a)	200,000	216,883
4.88%, 10/01/2024(a)	200,000	216,883
PT Perusahaan Listrik Negara
4.13%, 05/15/2027(a)	400,000	420,139
5.45%, 05/21/2028(a)	200,000	229,875
PT Saka Energi Indonesia
4.45%, 05/05/2024(a)	400,000	404,878
4.45%, 05/05/2024(a)	200,000	202,439
		3,941,759
Mexico-9.59%
Banco Nacional de Comercio Exterior SNC, 4.38%, 10/14/2025(a)	400,000	423,666
Mexico Government International Bond
4.13%, 01/21/2026	540,000	576,045
4.15%, 03/28/2027	660,000	703,890
3.75%, 01/11/2028	440,000	456,610
Petroleos Mexicanos
6.88%, 08/04/2026	440,000	476,453
6.50%, 03/13/2027	530,000	554,620
5.35%, 02/12/2028	660,000	642,673
		3,833,957
Poland-5.08%
Republic of Poland Government International Bond, 3.25%, 04/06/2026	1,910,000	2,032,391
Russia-8.43%
Gazprom OAO Via Gaz Capital S.A.
4.95%, 02/06/2028(a)	400,000	442,216
4.95%, 02/06/2028(a)	300,000	331,662
Russian Foreign Bond - Eurobond, 12.75%, 06/24/2008(a)	500,000	859,746
Sberbank of Russia Via SB Capital S.A., 5.13%, 10/29/2022(a)	500,000	527,967
Vnesheconombank Via VEB Finance PLC
6.03%, 07/05/2022(a)	200,000	215,500
5.94%, 11/21/2023(a)	400,000	441,780
6.80%, 11/22/2025(a)	100,000	117,538
VTB Bank OJSC Via VTB Capital S.A., 6.95%, 10/17/2022(a)	400,000	433,148
		3,369,557
South Africa-3.71%
Eskom Holdings SOC Ltd., 6.35%, 08/10/2028(a)	1,400,000	1,484,553

Invesco Emerging Markets Debt Value ETF (IEMV)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Switzerland-0.53%
Syngenta Finance N.V., 4.89%, 04/24/2025(a)	$200,000	$214,052
Turkey-10.32%
Export Credit Bank of Turkey, 6.13%, 05/03/2024(a)	200,000	199,913
Hazine Mustesarligi Varlik Kiralama A.S., 5.00%, 04/06/2023(a)	400,000	404,097
Turkey Government International Bond
7.38%, 02/05/2025	1,340,000	1,447,495
4.88%, 10/09/2026	700,000	660,133
6.00%, 03/25/2027	1,420,000	1,416,183
		4,127,821
United Arab Emirates-9.89%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/2029(a)	600,000	642,406
Abu Dhabi National Energy Co. PJSC
4.38%, 06/22/2026(a)	600,000	650,784
4.38%, 06/22/2026(a)	400,000	433,856
Emirates Telecommunications Group Co. PJSC, 3.50%, 06/18/2024(a)	530,000	554,513
MDGH - GMTN B.V.
4.50%, 11/07/2028(a)	1,100,000	1,244,897
3.75%, 04/19/2029(a)	400,000	429,008
		3,955,464
	Principal Amount	Value
Vietnam-4.89%
Vietnam Government International Bond, 4.80%, 11/19/2024(a)	$1,790,000	$1,953,479
Total U.S. Dollar Denominated Bonds & Notes (Cost $35,862,270)		37,576,223
	Shares
Money Market Funds-0.69%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(b) (Cost $274,095)	274,095	274,095
TOTAL INVESTMENTS IN SECURITIES-94.66% (Cost $36,136,365)		37,850,318
OTHER ASSETS LESS LIABILITIES-5.34%		2,134,827
NET ASSETS-100.00%		$39,985,145

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $24,888,075, which represented 62.24% of the Fund’s Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Investment Grade Defensive ETF (IIGD)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.24%
Aerospace & Defense-2.99%
General Dynamics Corp., 2.25%, 11/15/2022	$728,000	$736,146
Precision Castparts Corp., 2.50%, 01/15/2023	746,000	756,933
Raytheon Co., 2.50%, 12/15/2022	728,000	739,545
		2,232,624
Air Freight & Logistics-0.99%
United Parcel Service, Inc., 2.45%, 10/01/2022	728,000	739,845
Banks-17.10%
Bank of America Corp., 3.30%, 01/11/2023	686,000	709,861
BB&T Corp., 3.05%, 06/20/2022	604,000	618,453
Citibank, N.A., 3.65%, 01/23/2024	700,000	740,868
Citizens Bank, N.A., 3.25%, 02/14/2022	700,000	716,734
Comerica, Inc., 3.70%, 07/31/2023	708,000	745,398
Huntington Bancshares, Inc., 2.30%, 01/14/2022	676,000	679,253
Huntington National Bank (The), 3.55%, 10/06/2023	350,000	367,415
JPMorgan Chase & Co., 4.50%, 01/24/2022	408,000	428,236
KeyBank N.A., 2.30%, 09/14/2022	700,000	705,350
Manufacturers and Traders Trust Co., 2.90%, 02/06/2025	646,000	666,355
PNC Bank, N.A., 2.63%, 02/17/2022	500,000	506,862
PNC Financial Services Group, Inc. (The), 3.30%, 03/08/2022	624,000	641,080
SunTrust Banks, Inc.
2.70%, 01/27/2022	866,000	875,798
2.80%, 05/17/2022	656,000	666,699
U.S. Bancorp, Series V, 2.38%, 07/22/2026	700,000	706,718
US Bank N.A.
2.65%, 05/23/2022	750,000	763,490
3.40%, 07/24/2023	700,000	734,058
Wells Fargo & Co., 2.63%, 07/22/2022	656,000	664,128
Wells Fargo Bank, N.A., 3.55%, 08/14/2023	800,000	839,669
		12,776,425
Beverages-1.02%
Coca-Cola Co. (The), 2.88%, 10/27/2025	726,000	759,764
Biotechnology-0.93%
Amgen, Inc., 3.88%, 11/15/2021	676,000	696,711
Capital Markets-9.60%
Ameriprise Financial, Inc., 4.00%, 10/15/2023	731,000	780,146
Bank of New York Mellon Corp. (The)
2.60%, 02/07/2022	700,000	710,032
1.95%, 08/23/2022	830,000	830,768
BlackRock, Inc., 3.50%, 03/18/2024	624,000	664,657
Charles Schwab Corp. (The), 2.65%, 01/25/2023	728,000	742,602
CME Group, Inc., 3.00%, 09/15/2022	726,000	747,009
Goldman Sachs Group, Inc. (The), 5.75%, 01/24/2022	468,000	502,586
Morgan Stanley
2.63%, 11/17/2021	708,000	715,897
2.75%, 05/19/2022	728,000	738,441
State Street Corp., 3.55%, 08/18/2025	694,000	745,073
		7,177,211
Chemicals-1.02%
Ecolab, Inc., 4.35%, 12/08/2021	726,000	759,567
Commercial Services & Supplies-0.49%
ERAC USA Finance LLC, 2.70%, 11/01/2023(b)	364,000	369,479
	Principal Amount	Value
Communications Equipment-0.96%
Cisco Systems, Inc., 2.50%, 09/20/2026	$700,000	$718,055
Consumer Finance-1.05%
American Express Co., 2.50%, 08/01/2022	778,000	786,638
Diversified Financial Services-2.24%
Berkshire Hathaway Finance Corp., 3.00%, 05/15/2022	210,000	215,802
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	726,000	765,481
Nuveen, LLC, 4.00%, 11/01/2028(b)	624,000	695,942
		1,677,225
Electric Utilities-3.02%
Eversource Energy, Series K, 2.75%, 03/15/2022	728,000	738,620
Florida Power & Light Co., 3.13%, 12/01/2025	726,000	766,588
Southern California Edison Co., Series C, 3.50%, 10/01/2023	726,000	753,509
		2,258,717
Energy Equipment & Services-0.99%
Schlumberger Investment S.A., 3.65%, 12/01/2023	700,000	736,861
Equity REITs-2.68%
ERP Operating L.P., 4.63%, 12/15/2021	520,000	544,140
Prologis L.P., 4.25%, 08/15/2023	686,000	737,328
Realty Income Corp., 3.25%, 10/15/2022	696,000	718,706
		2,000,174
Food & Staples Retailing-1.96%
Costco Wholesale Corp., 2.75%, 05/18/2024	676,000	698,487
Walmart, Inc., 3.40%, 06/26/2023	726,000	762,604
		1,461,091
Food Products-1.84%
Mars, Inc., 2.70%, 04/01/2025(b)	758,000	778,664
Mondelez International Holdings Netherlands B.V., 2.00%, 10/28/2021(b)	600,000	599,198
		1,377,862
Health Care Equipment & Supplies-2.71%
Abbott Laboratories, 2.90%, 11/30/2021	686,000	698,600
Covidien International Finance S.A., 3.20%, 06/15/2022	604,000	620,960
Medtronic, Inc., 3.50%, 03/15/2025	656,000	702,581
		2,022,141
Household Durables-0.81%
NVR, Inc., 3.95%, 09/15/2022	582,000	606,080
Household Products-1.98%
Clorox Co. (The), 3.05%, 09/15/2022	728,000	744,847
Procter & Gamble Co. (The), 2.15%, 08/11/2022	728,000	736,466
		1,481,313
Industrial Conglomerates-2.76%
General Electric Co.
4.65%, 10/17/2021	676,000	706,573
2.70%, 10/09/2022	728,000	734,324
Honeywell International, Inc., 1.85%, 11/01/2021	624,000	623,767
		2,064,664

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Insurance-9.82%
American International Group, Inc., 4.88%, 06/01/2022	$686,000	$734,408
Athene Global Funding, 3.00%, 07/01/2022(b)	708,000	719,891
Five Corners Funding Trust, 4.42%, 11/15/2023(b)	630,000	681,900
Jackson National Life Global Funding, 3.30%, 02/01/2022(b)	708,000	727,558
MassMutual Global Funding II, 2.75%, 06/22/2024(b)	700,000	714,234
MetLife, Inc., Series D, 4.37%, 09/15/2023	686,000	742,200
Metropolitan Life Global Funding I, 3.45%, 12/18/2026(b)	650,000	698,183
New York Life Global Funding, 2.88%, 04/10/2024(b)	758,000	782,450
Nuveen Finance, LLC, 4.13%, 11/01/2024(b)	676,000	730,067
Principal Life Global Funding II, 3.00%, 04/18/2026(b)	778,000	803,794
		7,334,685
Interactive Media & Services-0.97%
Alphabet, Inc., 2.00%, 08/15/2026	728,000	726,455
Internet & Direct Marketing Retail-1.04%
eBay, Inc., 2.60%, 07/15/2022	768,000	775,471
IT Services-2.84%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	726,000	775,686
Mastercard, Inc., 3.38%, 04/01/2024	572,000	607,141
Visa, Inc., 3.15%, 12/14/2025	694,000	736,151
		2,118,978
Machinery-4.57%
Caterpillar Financial Services Corp., 2.95%, 02/26/2022	624,000	638,020
Caterpillar, Inc., 3.40%, 05/15/2024	604,000	638,954
Deere & Co., 2.60%, 06/08/2022	728,000	740,423
John Deere Capital Corp., 2.80%, 03/06/2023	716,000	736,862
Stanley Black & Decker, Inc., 2.90%, 11/01/2022	644,000	661,283
		3,415,542
Media-1.67%
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/2022	448,000	543,221
NBCUniversal Media LLC, 2.88%, 01/15/2023	686,000	705,066
		1,248,287
Metals & Mining-1.02%
Nucor Corp., 4.13%, 09/15/2022	726,000	761,707
Multiline Retail-0.99%
Target Corp., 2.90%, 01/15/2022	726,000	742,725
	Principal Amount	Value
Oil, Gas & Consumable Fuels-3.82%
Chevron Corp., 3.19%, 06/24/2023	$726,000	$756,366
EOG Resources, Inc., 2.63%, 03/15/2023	664,000	675,742
Exxon Mobil Corp., 3.04%, 03/01/2026	656,000	691,343
Phillips 66, 4.30%, 04/01/2022	696,000	732,450
		2,855,901
Paper & Forest Products-0.58%
Georgia-Pacific LLC, 3.73%, 07/15/2023(b)	416,000	436,714
Pharmaceuticals-2.90%
Johnson & Johnson, 2.45%, 03/01/2026	604,000	615,847
Merck & Co., Inc., 2.75%, 02/10/2025	726,000	749,369
Pfizer, Inc., 3.00%, 12/15/2026	758,000	801,907
		2,167,123
Road & Rail-3.05%
Aviation Capital Group LLC, 2.88%, 01/20/2022(b)	728,000	730,402
Burlington Northern Santa Fe LLC, 3.85%, 09/01/2023	726,000	772,058
Norfolk Southern Corp., 3.00%, 04/01/2022	758,000	774,236
		2,276,696
Semiconductors & Semiconductor Equipment-2.02%
Intel Corp., 3.70%, 07/29/2025	706,000	763,862
QUALCOMM, Inc., 3.00%, 05/20/2022	726,000	743,511
		1,507,373
Software-3.85%
Adobe, Inc., 3.25%, 02/01/2025	520,000	546,702
IBM Credit LLC, 3.00%, 02/06/2023	852,000	875,490
Microsoft Corp., 2.40%, 08/08/2026	728,000	741,477
Oracle Corp., 2.65%, 07/15/2026	700,000	713,940
		2,877,609
Technology Hardware, Storage & Peripherals-0.99%
Apple, Inc., 2.40%, 05/03/2023	728,000	739,574
Textiles, Apparel & Luxury Goods-0.97%
NIKE, Inc., 2.38%, 11/01/2026	708,000	724,189
Tobacco-1.00%
Philip Morris International, Inc., 2.88%, 05/01/2024	726,000	747,042
TOTAL INVESTMENTS IN SECURITIES-99.24% (Cost $73,391,545)		74,158,518
OTHER ASSETS LESS LIABILITIES-0.76%		567,040
NET ASSETS-100.00%		$74,725,558

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $9,468,476, which represented 12.67% of the Fund’s Net Assets.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Investment Grade Value ETF (IIGV)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.81%
Aerospace & Defense-1.77%
Boeing Co. (The), 2.70%, 02/01/2027	$352,000	$358,282
L3Harris Technologies, Inc., 4.40%, 06/15/2028	300,000	335,452
		693,734
Air Freight & Logistics-0.77%
FedEx Corp., 3.10%, 08/05/2029	306,000	304,527
Auto Components-1.11%
Lear Corp., 3.80%, 09/15/2027(b)	426,000	435,908
Automobiles-0.60%
General Motors Co., 4.88%, 10/02/2023	217,000	234,120
Banks-3.84%
Branch Banking & Trust Co., 3.63%, 09/16/2025	400,000	426,386
Citigroup, Inc., 4.45%, 09/29/2027	255,000	280,889
Citizens Financial Group, Inc., 4.30%, 12/03/2025	268,000	288,554
The PNC Financial Services Group, Inc., 3.45%, 04/23/2029(b)	88,000	94,101
Wells Fargo Bank, N.A., 3.55%, 08/14/2023	400,000	419,835
		1,509,765
Beverages-0.97%
Keurig Dr Pepper, Inc., 4.60%, 05/25/2028	335,000	380,253
Biotechnology-2.71%
AbbVie, Inc., 3.60%, 05/14/2025	410,000	430,284
Biogen, Inc., 4.05%, 09/15/2025	268,000	291,399
Gilead Sciences, Inc., 3.65%, 03/01/2026	319,000	343,157
		1,064,840
Building Products-1.03%
Fortune Brands Home & Security, Inc., 3.25%, 09/15/2029	400,000	405,433
Capital Markets-5.24%
Ameriprise Financial, Inc., 4.00%, 10/15/2023	300,000	320,169
Ares Capital Corp., 3.50%, 02/10/2023	88,000	89,148
Cboe Global Markets, Inc., 3.65%, 01/12/2027	99,000	106,318
FMR LLC, 7.57%, 06/15/2029(c)	250,000	350,298
Goldman Sachs Group, Inc. (The), 5.75%, 01/24/2022	176,000	189,007
Northern Trust Corp., 3.95%, 10/30/2025	336,000	367,637
S&P Global, Inc., 4.40%, 02/15/2026	319,000	356,840
TD Ameritrade Holding Corp., 3.30%, 04/01/2027	268,000	281,491
		2,060,908
Chemicals-2.15%
PPG Industries, Inc., 3.75%, 03/15/2028(b)	88,000	96,076
Rohm & Haas Co., 7.85%, 07/15/2029	300,000	399,582
Westlake Chemical Corp., 3.60%, 08/15/2026	336,000	347,423
		843,081
Commercial Services & Supplies-2.46%
Cintas Corp. No. 2, 3.70%, 04/01/2027	363,000	393,992
ERAC USA Finance LLC
2.70%, 11/01/2023(c)	88,000	89,325
3.80%, 11/01/2025(c)	453,000	483,176
		966,493
Communications Equipment-0.78%
Cisco Systems, Inc., 2.50%, 09/20/2026	300,000	307,738
Construction & Engineering-0.86%
Fluor Corp., 4.25%, 09/15/2028	341,000	336,603
	Principal Amount	Value
Consumer Finance-0.92%
Discover Financial Services, 4.10%, 02/09/2027	$336,000	$360,522
Containers & Packaging-0.69%
WRKCo Inc., 4.90%, 03/15/2029	236,000	269,827
Diversified Financial Services-3.99%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(c)	319,000	359,025
AXA Equitable Holdings, Inc., 4.35%, 04/20/2028	336,000	361,281
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	341,000	359,544
Nuveen, LLC, 4.00%, 11/01/2028(c)	341,000	380,314
Pine Street Trust I, 4.57%, 02/15/2029(c)	100,000	107,323
		1,567,487
Diversified Telecommunication Services-0.94%
AT&T, Inc., 3.40%, 05/15/2025	68,000	71,052
Verizon Communications, Inc., 4.33%, 09/21/2028	264,000	299,666
		370,718
Electric Utilities-6.20%
American Electric Power Co., Inc., Series J, 4.30%, 12/01/2028	336,000	376,515
Duke Energy Carolinas LLC, 3.95%, 11/15/2028	237,000	263,646
Entergy Corp., 2.95%, 09/01/2026	329,000	335,061
Jersey Central Power & Light Co., 4.30%, 01/15/2026(c)	300,000	327,571
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	241,000	258,052
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	264,000	282,182
NSTAR Electric Co., 3.20%, 05/15/2027	300,000	315,982
Southern Co. (The), 3.25%, 07/01/2026	268,000	278,123
		2,437,132
Electronic Equipment, Instruments & Components-0.75%
Keysight Technologies, Inc., 4.60%, 04/06/2027	264,000	292,942
Energy Equipment & Services-1.87%
Baker Hughes, a GE Co., LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	88,000	91,186
Halliburton Co., 3.80%, 11/15/2025	268,000	282,718
Schlumberger Holdings Corp., 3.90%, 05/17/2028(c)	341,000	360,379
		734,283
Equity REITs-1.94%
Camden Property Trust, 3.15%, 07/01/2029	264,000	276,132
CBRE Services, Inc., 4.88%, 03/01/2026	88,000	98,258
LifeStorage L.P., 3.50%, 07/01/2026	88,000	90,806
Simon Property Group L.P., 2.45%, 09/13/2029	300,000	295,394
		760,590
Food & Staples Retailing-1.95%
Kroger Co. (The), 2.65%, 10/15/2026	431,000	432,172
Sysco Corp., 3.30%, 07/15/2026	319,000	336,058
		768,230
Food Products-1.93%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026	300,000	304,197
Cargill, Inc., 3.25%, 05/23/2029(c)	426,000	453,195
		757,392
Gas Utilities-0.17%
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	61,000	65,312

Invesco Investment Grade Value ETF (IIGV)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Health Care Equipment & Supplies-1.71%
Baxter International, Inc., 2.60%, 08/15/2026	$341,000	$343,394
Boston Scientific Corp., 4.00%, 03/01/2028	300,000	330,387
		673,781
Health Care Providers & Services-4.00%
AmerisourceBergen Corp., 3.45%, 12/15/2027	426,000	446,806
Anthem, Inc., 3.65%, 12/01/2027	275,000	290,664
Cardinal Health, Inc., 3.41%, 06/15/2027	88,000	90,290
Cigna Corp., 4.38%, 10/15/2028	300,000	333,393
CVS Health Corp., 4.30%, 03/25/2028	88,000	96,003
McKesson Corp., 3.80%, 03/15/2024(b)	300,000	316,282
		1,573,438
Household Durables-1.17%
Whirlpool Corp., 4.75%, 02/26/2029	410,000	459,328
Industrial Conglomerates-3.06%
Carlisle Cos., Inc., 3.75%, 12/01/2027	319,000	335,533
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/2025	500,000	517,237
Roper Technologies, Inc., 4.20%, 09/15/2028	319,000	350,951
		1,203,721
Insurance-10.53%
Athene Global Funding, 3.00%, 07/01/2022(c)	411,000	417,903
Athene Holding Ltd., 4.13%, 01/12/2028	420,000	433,363
Brighthouse Financial, Inc., 3.70%, 06/22/2027	319,000	315,487
Five Corners Funding Trust, 4.42%, 11/15/2023(c)	200,000	216,476
Jackson National Life Global Funding, 3.30%, 02/01/2022(c)	264,000	271,293
Liberty Mutual Group Inc., 4.57%, 02/01/2029(c)	329,000	370,890
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	335,000	379,730
MassMutual Global Funding II, 2.75%, 06/22/2024(c)	200,000	204,067
Metropolitan Life Global Funding I, 3.45%, 12/18/2026(c)	300,000	322,238
New York Life Global Funding, 2.88%, 04/10/2024(c)	363,000	374,709
Nuveen Finance, LLC, 4.13%, 11/01/2024(c)	319,000	344,514
Principal Life Global Funding II, 3.00%, 04/18/2026(c)	410,000	423,593
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	61,000	64,930
		4,139,193
Internet & Direct Marketing Retail-2.07%
Booking Holdings, Inc., 3.60%, 06/01/2026	420,000	449,426
Expedia Group, Inc., 3.80%, 02/15/2028	352,000	364,462
		813,888
IT Services-1.80%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	67,000	71,585
Fiserv, Inc., 3.50%, 07/01/2029	264,000	277,887
International Business Machines Corp., 3.50%, 05/15/2029	100,000	107,916
Visa, Inc., 3.15%, 12/14/2025	237,000	251,395
		708,783
Life Sciences Tools & Services-0.77%
PerkinElmer, Inc., 3.30%, 09/15/2029	300,000	300,810
	Principal Amount	Value
Machinery-1.58%
Fortive Corp., 3.15%, 06/15/2026	$336,000	$344,637
Parker-Hannifin Corp., 3.25%, 06/14/2029	264,000	274,474
		619,111
Media-3.21%
CBS Corp., 4.00%, 01/15/2026	88,000	94,331
Comcast Corp., 4.15%, 10/15/2028	129,000	145,545
Fox Corp., 4.71%, 01/25/2029(c)	335,000	380,480
Sky Ltd. (United Kingdom), 3.75%, 09/16/2024(c)	600,000	642,318
		1,262,674
Multiline Retail-0.85%
Kohl’s Corp., 4.25%, 07/17/2025(b)	319,000	334,361
Multi-Utilities-2.98%
NiSource, Inc.
3.49%, 05/15/2027	329,000	345,206
2.95%, 09/01/2029	400,000	400,979
Sempra Energy, 3.40%, 02/01/2028	410,000	424,748
		1,170,933
Oil, Gas & Consumable Fuels-7.44%
Apache Corp., 4.38%, 10/15/2028	336,000	340,911
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., 3.40%, 12/01/2026(c)	319,000	334,260
ConocoPhillips Holding Co., 6.95%, 04/15/2029	176,000	238,467
Exxon Mobil Corp., 3.04%, 03/01/2026	336,000	354,103
MPLX L.P.
5.25%, 01/15/2025(c)	227,000	238,380
4.13%, 03/01/2027	363,000	377,083
ONEOK, Inc., 4.55%, 07/15/2028	319,000	345,412
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026	250,000	317,422
Valero Energy Corp., 3.40%, 09/15/2026	363,000	376,974
		2,923,012
Pharmaceuticals-0.72%
Bristol-Myers Squibb Co., 3.40%, 07/26/2029(c)	264,000	283,532
Road & Rail-2.46%
Aviation Capital Group LLC, 2.88%, 01/20/2022(c)	336,000	337,109
J.B. Hunt Transport Services, Inc., 3.88%, 03/01/2026	336,000	361,012
Union Pacific Corp., 3.95%, 09/10/2028	241,000	266,859
		964,980
Semiconductors & Semiconductor Equipment-3.32%
Analog Devices, Inc., 3.50%, 12/05/2026	67,000	70,589
Applied Materials, Inc., 3.30%, 04/01/2027	426,000	453,642
Lam Research Corp., 4.00%, 03/15/2029	421,000	464,951
NVIDIA Corp., 3.20%, 09/16/2026	300,000	314,568
		1,303,750
Software-0.84%
salesforce.com, inc., 3.70%, 04/11/2028	300,000	329,090
Specialty Retail-0.93%
O’Reilly Automotive, Inc., 3.60%, 09/01/2027	341,000	364,942
Technology Hardware, Storage & Peripherals-1.16%
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	410,000	454,952

Invesco Investment Grade Value ETF (IIGV)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Tobacco-1.63%
Altria Group, Inc., 4.80%, 02/14/2029	$335,000	$370,666
Philip Morris International, Inc., 2.88%, 05/01/2024	264,000	271,652
		642,318
Water Utilities-0.94%
American Water Capital Corp., 3.75%, 09/01/2028	341,000	370,632
Total U.S. Dollar Denominated Bonds & Notes (Cost $38,184,307)		38,825,067
	Shares
Money Market Funds-0.30%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(d) (Cost $117,218)	117,218	117,218
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.11% (Cost $38,301,525)		38,942,285
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.20%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	353,302	$353,302
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	117,720	117,767
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $471,069)		471,069
TOTAL INVESTMENTS IN SECURITIES-100.31% (Cost $38,772,594)		39,413,354
OTHER ASSETS LESS LIABILITIES-(0.31)%		(120,753)
NET ASSETS-100.00%		$39,292,601

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2019.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $8,072,368, which represented 20.54% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Multi-Factor Core Fixed Income ETF (IMFC)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities-39.94%
Federal Home Loan Mortgage Corp. (FHLMC)-16.57%
3.50%, 04/01/2047 to 05/01/2049	$1,401,269	$1,458,158
4.00%, 10/01/2047 to 07/01/2049	1,631,335	1,702,256
3.00%, 12/01/2047 to 09/01/2049	609,298	620,826
4.50%, 06/01/2048 to 03/01/2049	527,604	555,215
		4,336,455
Federal National Mortgage Association (FNMA)-23.37%
4.00%, 07/01/2047 to 04/01/2049	2,593,536	2,702,100
3.50%, 11/01/2047 to 08/01/2049	2,026,405	2,102,625
4.50%, 02/01/2048 to 04/01/2049	633,226	667,455
3.00%, 06/01/2049 to 10/01/2049	633,217	644,043
		6,116,223
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $10,217,399)		10,452,678
U.S. Treasury Securities-29.92%
U.S. Treasury Bonds-8.63%
8.00%, 11/15/2021	50,000	56,070
5.38%, 02/15/2031	50,000	68,111
4.50%, 02/15/2036	50,000	67,762
5.00%, 05/15/2037	25,000	36,218
4.63%, 02/15/2040	50,000	70,924
4.25%, 11/15/2040	100,000	135,988
4.75%, 02/15/2041	200,000	289,828
4.38%, 05/15/2041	130,000	180,053
3.75%, 08/15/2041	200,000	255,371
3.13%, 11/15/2041	150,000	175,231
3.63%, 08/15/2043	50,000	63,297
2.50%, 02/15/2045	100,000	105,701
3.00%, 05/15/2045	25,000	28,905
2.88%, 08/15/2045	100,000	113,176
2.88%, 11/15/2046	50,000	56,843
3.00%, 05/15/2047	100,000	116,463
3.00%, 02/15/2048	75,000	87,505
3.13%, 05/15/2048	75,000	89,619
3.00%, 08/15/2048	50,000	58,439
3.38%, 11/15/2048	75,000	93,867
3.00%, 02/15/2049	50,000	58,555
2.25%, 08/15/2049	50,000	50,491
		2,258,417
U.S. Treasury Notes-21.29%
2.63%, 11/15/2020	200,000	201,758
1.63%, 11/30/2020	100,000	99,936
1.75% - 2.50%, 12/31/2020	175,000	175,699
1.38% - 2.50%, 01/31/2021	200,000	200,559
3.63%, 02/15/2021	200,000	204,574
1.13% - 2.50%, 02/28/2021	185,000	184,302
1.25% - 2.25%, 03/31/2021	150,000	149,809
1.38% - 2.25%, 04/30/2021	200,000	200,393
2.63% - 3.13%, 05/15/2021	275,000	280,007
1.38% - 2.13%, 05/31/2021	150,000	149,915
1.13%, 06/30/2021	250,000	247,925
2.13% - 2.75%, 08/15/2021	150,000	152,216
1.13%, 09/30/2021	50,000	49,529
2.88%, 10/15/2021	200,000	204,504
2.00%, 10/31/2021	200,000	201,379
2.00% - 2.88%, 11/15/2021	260,000	264,372
	Principal Amount	Value
U.S. Treasury Notes-(continued)
1.75%, 11/30/2021	$100,000	$100,248
2.00%, 12/31/2021	100,000	100,766
2.50%, 01/15/2022	100,000	101,832
1.88%, 01/31/2022	100,000	100,537
2.00% - 2.50%, 02/15/2022	200,000	202,724
2.38%, 03/15/2022	50,000	50,875
1.88%, 03/31/2022	125,000	125,757
2.25%, 04/15/2022	80,000	81,187
1.75% - 1.88%, 04/30/2022	150,000	150,804
1.75% - 2.13%, 05/15/2022	200,000	201,602
1.75%, 05/31/2022	100,000	100,369
1.75%, 06/15/2022	100,000	100,412
1.75%, 06/30/2022	100,000	100,416
1.75%, 07/15/2022	50,000	50,186
1.88%, 07/31/2022	50,000	50,356
1.50% - 1.63%, 08/15/2022	200,000	199,816
1.63%, 08/31/2022	50,000	50,036
1.50%, 09/15/2022	50,000	49,870
1.75% - 1.88%, 09/30/2022	75,000	75,491
1.38%, 10/15/2022	50,000	49,680
1.88% - 2.00%, 10/31/2022	100,000	100,957
1.75%, 11/15/2029	50,000	49,877
3.00%, 11/15/2045	150,000	173,836
2.50%, 05/15/2046	150,000	158,745
2.75%, 11/15/2047	70,000	77,927
		5,571,183
Total U.S. Treasury Securities (Cost $7,437,251)		7,829,600
U.S. Dollar Denominated Bonds & Notes-29.68%(a)
Aerospace & Defense-0.78%
Precision Castparts Corp., 2.50%, 01/15/2023	100,000	101,465
Raytheon Co., 2.50%, 12/15/2022	100,000	101,586
		203,051
Agricultural & Farm Machinery-0.39%
John Deere Capital Corp., 2.80%, 03/06/2023	100,000	102,914
Air Freight & Logistics-0.27%
FedEx Corp., 3.10%, 08/05/2029	70,000	69,663
Application Software-0.20%
Adobe, Inc., 3.25%, 02/01/2025	50,000	52,568
Asset Management & Custody Banks-2.03%
Ameriprise Financial, Inc., 4.00%, 10/15/2023	100,000	106,723
Bank of New York Mellon Corp. (The), 1.95%, 08/23/2022	100,000	100,092
BlackRock, Inc., 3.50%, 03/18/2024	100,000	106,516
Northern Trust Corp., 3.95%, 10/30/2025	100,000	109,416
State Street Corp., 3.55%, 08/18/2025	100,000	107,359
		530,106
Biotechnology-0.20%
Amgen, Inc., 3.88%, 11/15/2021	50,000	51,532
Broadcasting-0.39%
NBCUniversal Media LLC, 2.88%, 01/15/2023	100,000	102,779
Cable & Satellite-0.23%
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/2022	50,000	60,627
Commodity Chemicals-0.39%
Westlake Chemical Corp., 3.60%, 08/15/2026	100,000	103,400

Invesco Multi-Factor Core Fixed Income ETF (IMFC)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Communications Equipment-0.20%
Cisco Systems, Inc., 2.50%, 09/20/2026	$50,000	$51,290
Construction & Engineering-0.38%
Fluor Corp., 4.25%, 09/15/2028	100,000	98,711
Construction Machinery & Heavy Trucks-0.40%
Caterpillar Financial Services Corp., 2.95%, 02/26/2022	50,000	51,123
Caterpillar, Inc., 3.40%, 05/15/2024	50,000	52,894
		104,017
Consumer Finance-0.39%
American Express Co., 2.50%, 08/01/2022	100,000	101,110
Data Processing & Outsourced Services-1.02%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	100,000	106,844
Mastercard, Inc., 3.38%, 04/01/2024	50,000	53,072
Visa, Inc., 3.15%, 12/14/2025	100,000	106,073
		265,989
Diversified Banks-1.38%
Bank of America Corp., 3.30%, 01/11/2023	100,000	103,478
JPMorgan Chase & Co., 4.50%, 01/24/2022	100,000	104,960
U.S. Bancorp, Series V, 2.38%, 07/22/2026	50,000	50,480
Wells Fargo & Co., 2.63%, 07/22/2022	100,000	101,239
		360,157
Electric Utilities-0.99%
Eversource Energy, Series K, 2.75%, 03/15/2022	50,000	50,729
Florida Power & Light Co., 3.13%, 12/01/2025	100,000	105,591
Southern California Edison Co., Series C, 3.50%, 10/01/2023	100,000	103,789
		260,109
Financial Exchanges & Data-0.39%
CME Group, Inc., 3.00%, 09/15/2022	100,000	102,894
Footwear-0.39%
NIKE, Inc., 2.38%, 11/01/2026	100,000	102,287
Health Care Distributors-0.19%
DH Europe Finance II S.a.r.l., 2.05%, 11/15/2022	50,000	50,041
Health Care Equipment-0.79%
Abbott Laboratories, 2.90%, 11/30/2021	50,000	50,919
Covidien International Finance S.A., 3.20%, 06/15/2022	100,000	102,808
Medtronic, Inc., 3.50%, 03/15/2025	50,000	53,550
		207,277
Health Care Services-0.21%
CVS Health Corp., 4.30%, 03/25/2028	50,000	54,547
Household Appliances-0.43%
Whirlpool Corp., 4.75%, 02/26/2029	100,000	112,031
Household Products-0.39%
Procter & Gamble Co. (The), 2.15%, 08/11/2022	100,000	101,163
Hypermarkets & Super Centers-0.80%
Costco Wholesale Corp., 2.75%, 05/18/2024	100,000	103,326
Walmart, Inc., 3.40%, 06/26/2023	100,000	105,042
		208,368
	Principal Amount	Value
Industrial Conglomerates-0.57%
3M Co., 2.38%, 08/26/2029	$50,000	$49,454
General Electric Co., 2.70%, 10/09/2022	100,000	100,869
		150,323
Industrial Machinery-0.39%
Stanley Black & Decker, Inc., 2.90%, 11/01/2022	100,000	102,684
Integrated Oil & Gas-0.80%
Chevron Corp., 3.19%, 06/24/2023	100,000	104,183
Exxon Mobil Corp., 3.04%, 03/01/2026	100,000	105,387
		209,570
Interactive Media & Services-0.38%
Alphabet, Inc., 2.00%, 08/15/2026	100,000	99,788
Internet & Direct Marketing Retail-0.39%
eBay, Inc., 2.60%, 07/15/2022	100,000	100,973
Investment Banking & Brokerage-1.57%
Charles Schwab Corp. (The), 2.65%, 01/25/2023	100,000	102,006
Goldman Sachs Group, Inc. (The), 5.75%, 01/24/2022	100,000	107,390
Morgan Stanley
2.63%, 11/17/2021	100,000	101,116
2.75%, 05/19/2022	100,000	101,434
		411,946
Life & Health Insurance-2.23%
Athene Global Funding, 3.00%, 07/01/2022(b)	100,000	101,680
Five Corners Funding Trust, 4.42%, 11/15/2023(b)	100,000	108,238
Metropolitan Life Global Funding I, 3.45%, 12/18/2026(b)	150,000	161,119
Nuveen Finance, LLC, 4.13%, 11/01/2024(b)	100,000	107,998
Principal Life Global Funding II, 3.00%, 04/18/2026(b)	100,000	103,315
		582,350
Multi-line Insurance-0.80%
American International Group, Inc., 4.88%, 06/01/2022	100,000	107,056
New York Life Global Funding, 2.88%, 04/10/2024(b)	100,000	103,226
		210,282
Multi-Sector Holdings-0.20%
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	50,000	52,719
Multi-Utilities-0.19%
NiSource, Inc., 2.95%, 09/01/2029	50,000	50,122
Oil & Gas Equipment & Services-0.40%
Schlumberger Investment S.A., 3.65%, 12/01/2023	100,000	105,266
Oil & Gas Refining & Marketing-0.40%
Phillips 66, 4.30%, 04/01/2022	100,000	105,237
Other Diversified Financial Services-0.43%
Nuveen, LLC, 4.00%, 11/01/2028(b)	100,000	111,529
Packaged Foods & Meats-0.20%
Mars, Inc., 2.70%, 04/01/2025(b)	50,000	51,363
Pharmaceuticals-0.99%
Johnson & Johnson, 2.45%, 03/01/2026	100,000	101,961

Invesco Multi-Factor Core Fixed Income ETF (IMFC)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-(continued)
Merck & Co., Inc., 2.75%, 02/10/2025	$50,000	$51,609
Pfizer, Inc., 3.00%, 12/15/2026	100,000	105,793
		259,363
Railroads-0.60%
Burlington Northern Santa Fe LLC, 3.85%, 09/01/2023	100,000	106,344
Norfolk Southern Corp., 3.00%, 04/01/2022	50,000	51,071
		157,415
Regional Banks-1.96%
BB&T Corp., 3.05%, 06/20/2022	100,000	102,393
Comerica, Inc., 3.70%, 07/31/2023	100,000	105,282
Huntington Bancshares, Inc., 2.30%, 01/14/2022	100,000	100,481
PNC Financial Services Group, Inc. (The), 3.30%, 03/08/2022	100,000	102,737
SunTrust Banks, Inc., 2.70%, 01/27/2022	100,000	101,132
		512,025
Residential REITs-0.40%
ERP Operating L.P., 4.63%, 12/15/2021	100,000	104,642
Retail REITs-0.39%
Realty Income Corp., 3.25%, 10/15/2022	100,000	103,262
Semiconductors-0.61%
Intel Corp., 3.70%, 07/29/2025	100,000	108,196
QUALCOMM, Inc., 3.00%, 05/20/2022	50,000	51,206
		159,402
Soft Drinks-0.40%
Coca-Cola Co. (The), 2.88%, 10/27/2025	100,000	104,651
	Principal Amount	Value
Specialty Chemicals-0.40%
Ecolab, Inc., 4.35%, 12/08/2021	$100,000	$104,624
Steel-0.40%
Nucor Corp., 4.13%, 09/15/2022	100,000	104,918
Systems Software-0.58%
Microsoft Corp., 2.40%, 08/08/2026	50,000	50,926
Oracle Corp., 2.65%, 07/15/2026	100,000	101,991
		152,917
Technology Hardware, Storage & Peripherals-0.39%
Apple, Inc., 2.40%, 05/03/2023	100,000	101,590
Trucking-0.38%
Aviation Capital Group LLC, 2.88%, 01/20/2022(b)	100,000	100,330
Total U.S. Dollar Denominated Bonds & Notes (Cost $7,534,698)		7,765,922
	Shares
Money Market Funds-0.40%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(c) (Cost $104,686)	104,686	104,686
TOTAL INVESTMENTS IN SECURITIES-99.94% (Cost $25,294,034)		26,152,886
OTHER ASSETS LESS LIABILITIES-0.06%		16,433
NET ASSETS-100.00%		$26,169,319

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $948,798, which represented 3.63% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-68.35%
Aerospace & Defense-0.98%
Arconic, Inc., 5.13%, 10/01/2024	$100,000	$109,077
Boeing Co. (The), 2.70%, 02/01/2027	100,000	101,784
General Dynamics Corp., 2.25%, 11/15/2022	100,000	101,119
Precision Castparts Corp., 2.50%, 01/15/2023	100,000	101,465
Raytheon Co., 2.50%, 12/15/2022	100,000	101,586
		515,031
Agricultural & Farm Machinery-0.39%
Deere & Co., 2.60%, 06/08/2022	100,000	101,706
John Deere Capital Corp., 2.80%, 03/06/2023	100,000	102,914
		204,620
Air Freight & Logistics-0.39%
United Parcel Service, Inc., 2.45%, 10/01/2022	100,000	101,627
XPO Logistics, Inc., 6.50%, 06/15/2022(b)	100,000	102,585
		204,212
Airlines-0.59%
American Airlines Group, Inc., 5.00%, 06/01/2022(b)	100,000	104,605
Delta Air Lines, Inc., 3.63%, 03/15/2022	100,000	102,464
United Airlines Holdings, Inc., 4.25%, 10/01/2022	100,000	103,250
		310,319
Alternative Carriers-0.59%
CenturyLink, Inc., Series T, 5.80%, 03/15/2022	100,000	105,624
Level 3 Parent LLC, 5.75%, 12/01/2022	100,000	100,000
Qwest Corp., 6.75%, 12/01/2021	100,000	107,271
		312,895
Aluminum-0.40%
PT Indonesia Asahan Aluminium (Persero) (Indonesia), 5.23%, 11/15/2021(b)	200,000	209,999
Apparel Retail-0.44%
L Brands, Inc., 5.63%, 02/15/2022	100,000	105,124
TJX Cos., Inc. (The), 2.25%, 09/15/2026	125,000	125,303
		230,427
Apparel, Accessories & Luxury Goods-0.20%
Hanesbrands, Inc., 4.63%, 05/15/2024(b)	100,000	105,499
Application Software-0.78%
Adobe, Inc., 3.25%, 02/01/2025	100,000	105,135
IBM Credit LLC, 3.00%, 02/06/2023	100,000	102,757
Marble II Pte. Ltd. (Singapore), 5.30%, 06/20/2022(b)	200,000	202,547
		410,439
Asset Management & Custody Banks-1.87%
Ameriprise Financial, Inc., 4.00%, 10/15/2023	100,000	106,723
Ares Capital Corp., 3.50%, 02/10/2023	100,000	101,305
Bank of New York Mellon Corp. (The)
2.60%, 02/07/2022	100,000	101,433
1.95%, 08/23/2022	100,000	100,093
BlackRock, Inc., 3.50%, 03/18/2024	200,000	213,031
FS KKR Capital Corp., 4.75%, 05/15/2022	100,000	103,593
Northern Trust Corp., 3.95%, 10/30/2025	50,000	54,708
Owl Rock Capital Corp., 4.00%, 03/30/2025	100,000	99,180
State Street Corp., 3.55%, 08/18/2025	100,000	107,359
		987,425
Auto Parts & Equipment-0.30%
ZF North America Capital, Inc. (Germany), 4.75%, 04/29/2025(b)	150,000	157,067
	Principal Amount	Value
Automobile Manufacturers-0.10%
General Motors Co., 4.88%, 10/02/2023	$50,000	$53,945
Automotive Retail-0.58%
AutoNation, Inc., 3.50%, 11/15/2024	100,000	102,643
Group 1 Automotive, Inc., 5.00%, 06/01/2022	100,000	101,499
Penske Automotive Group, Inc., 5.75%, 10/01/2022	100,000	101,337
		305,479
Biotechnology-0.60%
AbbVie, Inc., 3.60%, 05/14/2025	100,000	104,947
Amgen, Inc., 3.88%, 11/15/2021	100,000	103,064
Gilead Sciences, Inc., 3.65%, 03/01/2026	100,000	107,573
		315,584
Brewers-0.19%
Molson Coors Brewing Co., 3.00%, 07/15/2026	100,000	100,628
Broadcasting-0.39%
AMC Networks, Inc., 5.00%, 04/01/2024	100,000	100,625
NBCUniversal Media LLC, 2.88%, 01/15/2023	100,000	102,779
		203,404
Building Products-0.39%
Griffon Corp., 5.25%, 03/01/2022	100,000	101,095
Standard Industries, Inc., 5.38%, 11/15/2024(b)	100,000	103,124
		204,219
Cable & Satellite-1.08%
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp.
4.46%, 07/23/2022	100,000	104,949
4.91%, 07/23/2025	100,000	109,755
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/2022	100,000	121,255
Comcast Corp., 4.15%, 10/15/2028	100,000	112,826
Time Warner Entertainment Co. L.P., 8.38%, 03/15/2023	100,000	118,676
		567,461
Casinos & Gaming-0.40%
Las Vegas Sands Corp., 3.20%, 08/08/2024	100,000	101,908
MGM Resorts International, 6.63%, 12/15/2021	100,000	108,975
		210,883
Coal & Consumable Fuels-0.19%
Peabody Energy Corp., 6.00%, 03/31/2022(b)(c)	100,000	97,750
Commodity Chemicals-0.40%
Blue Cube Spinco LLC, 9.75%, 10/15/2023	100,000	108,999
Westlake Chemical Corp., 3.60%, 08/15/2026	100,000	103,400
		212,399
Communications Equipment-0.40%
Cisco Systems, Inc., 2.50%, 09/20/2026	100,000	102,579
Hughes Satellite Systems Corp., 5.25%, 08/01/2026	100,000	108,785
		211,364
Construction & Engineering-0.19%
MasTec, Inc., 4.88%, 03/15/2023	100,000	101,542
Construction Machinery & Heavy Trucks-0.40%
Caterpillar, Inc., 3.40%, 05/15/2024	100,000	105,787
Trinity Industries, Inc., 4.55%, 10/01/2024	100,000	102,956
		208,743

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Consumer Finance-0.89%
American Express Co., 2.50%, 08/01/2022	$200,000	$202,221
Discover Financial Services, 4.10%, 02/09/2027	50,000	53,649
Navient Corp., 6.50%, 06/15/2022	100,000	108,702
Synchrony Financial, 4.25%, 08/15/2024	100,000	105,519
		470,091
Copper-0.19%
Freeport-McMoRan, Inc., 3.88%, 03/15/2023	100,000	102,290
Data Processing & Outsourced Services-1.21%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	150,000	160,266
Global Payments, Inc., 4.80%, 04/01/2026	100,000	111,485
Mastercard, Inc., 3.38%, 04/01/2024	100,000	106,144
Visa, Inc., 3.15%, 12/14/2025	150,000	159,110
WEX, Inc., 4.75%, 02/01/2023(b)	100,000	101,291
		638,296
Department Stores-0.10%
Kohl’s Corp., 4.25%, 07/17/2025	50,000	52,408
Diversified Banks-3.46%
Banco del Estado de Chile (Chile), 3.88%, 02/08/2022(b)	300,000	308,928
Bank of America Corp., 3.30%, 01/11/2023	200,000	206,957
Citigroup, Inc., 4.45%, 09/29/2027	100,000	110,153
JPMorgan Chase & Co., 4.50%, 01/24/2022	200,000	209,919
State Bank of India (India), 3.25%, 01/24/2022(b)	200,000	202,083
U.S. Bancorp, Series V, 2.38%, 07/22/2026	100,000	100,960
US Bank N.A., 2.65%, 05/23/2022	250,000	254,497
Vnesheconombank Via VEB Finance PLC (Russia), 6.80%, 11/22/2025(b)	100,000	117,538
Wells Fargo & Co., 2.63%, 07/22/2022	50,000	50,619
Wells Fargo Bank, N.A., 3.55%, 08/14/2023	250,000	262,396
		1,824,050
Diversified Chemicals-0.10%
Syngenta Finance N.V. (Switzerland), 3.13%, 03/28/2022	50,000	50,407
Diversified REITs-0.50%
CBRE Services, Inc., 4.88%, 03/01/2026	50,000	55,828
CyrusOne L.P./CyrusOne Finance Corp., 5.00%, 03/15/2024	100,000	103,472
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 07/15/2024(b)	100,000	105,874
		265,174
Diversified Support Services-0.21%
Cintas Corp. No. 2, 3.70%, 04/01/2027	100,000	108,538
Electric Utilities-1.99%
American Electric Power Co., Inc., Series J, 4.30%, 12/01/2028	100,000	112,058
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026	100,000	103,964
Duke Energy Carolinas LLC, 3.95%, 11/15/2028	100,000	111,243
Entergy Corp., 2.95%, 09/01/2026	100,000	101,842
Eversource Energy, Series K, 2.75%, 03/15/2022	200,000	202,917
Florida Power & Light Co., 3.13%, 12/01/2025	100,000	105,591
NextEra Energy Operating Partners, L.P., 4.25%, 07/15/2024(b)	100,000	102,981
	Principal Amount	Value
Electric Utilities-(continued)
Southern California Edison Co., Series C, 3.50%, 10/01/2023	$100,000	$103,789
Vistra Operations Co. LLC, 3.55%, 07/15/2024(b)	100,000	101,005
		1,045,390
Electronic Manufacturing Services-0.20%
Jabil, Inc., 4.70%, 09/15/2022	100,000	105,870
Environmental & Facilities Services-0.20%
Stericycle, Inc., 5.38%, 07/15/2024(b)	100,000	104,749
Fertilizers & Agricultural Chemicals-0.40%
CF Industries, Inc., 3.45%, 06/01/2023	100,000	102,499
Mosaic Co. (The), 4.25%, 11/15/2023	100,000	106,688
		209,187
Financial Exchanges & Data-0.40%
Cboe Global Markets, Inc., 3.65%, 01/12/2027	100,000	107,391
CME Group, Inc., 3.00%, 09/15/2022	100,000	102,894
		210,285
Food Distributors-0.20%
Sysco Corp., 3.30%, 07/15/2026	100,000	105,347
Food Retail-0.19%
C&S Group Enterprises LLC, 5.38%, 07/15/2022(b)	100,000	101,500
Footwear-0.39%
NIKE, Inc., 2.38%, 11/01/2026	200,000	204,573
General Merchandise Stores-0.19%
Target Corp., 2.90%, 01/15/2022	100,000	102,304
Health Care Distributors-0.29%
Cardinal Health, Inc., 3.41%, 06/15/2027	100,000	102,603
McKesson Corp., 3.80%, 03/15/2024	50,000	52,713
		155,316
Health Care Equipment-0.88%
Abbott Laboratories, 2.90%, 11/30/2021	100,000	101,837
Becton, Dickinson and Co., 2.89%, 06/06/2022	100,000	101,561
Covidien International Finance S.A., 3.20%, 06/15/2022	150,000	154,212
Medtronic, Inc., 3.50%, 03/15/2025	100,000	107,100
		464,710
Health Care Facilities-0.19%
Universal Health Services, Inc., 4.75%, 08/01/2022(b)	100,000	101,312
Health Care REITs-0.20%
Omega Healthcare Investors, Inc., 4.38%, 08/01/2023	100,000	106,444
Health Care Services-0.31%
Cigna Corp., 4.38%, 10/15/2028	50,000	55,566
CVS Health Corp., 4.30%, 03/25/2028	100,000	109,094
		164,660
Homebuilding-0.40%
KB Home, 7.00%, 12/15/2021	100,000	108,165
NVR, Inc., 3.95%, 09/15/2022	100,000	104,137
		212,302
Hotel & Resort REITs-0.19%
Service Properties Trust, 4.35%, 10/01/2024	100,000	102,645

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Hotels, Resorts & Cruise Lines-0.79%
Choice Hotels International, Inc., 5.75%, 07/01/2022	$100,000	$108,299
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/2025	100,000	103,041
Sabre GLBL, Inc., 5.38%, 04/15/2023(b)	100,000	102,749
Wyndham Destinations, Inc., 4.25%, 03/01/2022	100,000	102,851
		416,940
Household Appliances-0.21%
Whirlpool Corp., 4.75%, 02/26/2029	100,000	112,031
Household Products-0.39%
Clorox Co. (The), 3.05%, 09/15/2022	100,000	102,314
Procter & Gamble Co. (The), 2.15%, 08/11/2022	100,000	101,163
		203,477
Housewares & Specialties-0.20%
Newell Brands, Inc., 4.20%, 04/01/2026	100,000	103,285
Hypermarkets & Super Centers-0.40%
Costco Wholesale Corp., 2.75%, 05/18/2024	100,000	103,326
Walmart, Inc., 3.40%, 06/26/2023	100,000	105,042
		208,368
Independent Power Producers & Energy Traders-0.17%
AES Corp. (The), 4.88%, 05/15/2023	86,000	87,719
Industrial Conglomerates-1.27%
Carlisle Cos., Inc., 3.75%, 12/01/2027	100,000	105,183
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/2022	100,000	101,499
General Electric Co., 2.70%, 10/09/2022	150,000	151,303
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.88%, 02/01/2022	100,000	100,823
Roper Technologies, Inc., 4.20%, 09/15/2028	100,000	110,016
Southern Star Central Corp., 5.13%, 07/15/2022(b)	100,000	101,281
		670,105
Industrial Machinery-0.59%
Colfax Corp., 6.00%, 02/15/2024(b)	100,000	106,249
Flowserve Corp., 3.50%, 09/15/2022	100,000	101,325
Stanley Black & Decker, Inc., 2.90%, 11/01/2022	100,000	102,684
		310,258
Industrial REITs-0.20%
Prologis L.P., 4.25%, 08/15/2023	100,000	107,482
Insurance Brokers-0.42%
Brown & Brown, Inc., 4.20%, 09/15/2024	100,000	106,397
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	100,000	113,352
		219,749
Integrated Oil & Gas-1.47%
Chevron Corp., 3.19%, 06/24/2023	100,000	104,183
Exxon Mobil Corp., 3.04%, 03/01/2026	100,000	105,388
Gazprom OAO Via Gaz Capital S.A. (Russia), 4.95%, 07/19/2022(b)	200,000	211,978
Petroleos Mexicanos (Mexico), 5.35%, 02/12/2028	150,000	146,062
Sinopec Group Overseas Development (2012) Ltd. (China), 3.90%, 05/17/2022(b)	200,000	206,911
		774,522
	Principal Amount	Value
Integrated Telecommunication Services-0.40%
AT&T, Inc., 3.40%, 05/15/2025	$100,000	$104,489
Cogent Communications Group, Inc., 5.38%, 03/01/2022(b)	100,000	104,531
		209,020
Interactive Media & Services-0.28%
Alphabet, Inc., 2.00%, 08/15/2026	150,000	149,682
Internet & Direct Marketing Retail-0.49%
Booking Holdings, Inc., 3.60%, 06/01/2026	50,000	53,503
eBay, Inc., 2.60%, 07/15/2022	100,000	100,973
QVC, Inc., 4.38%, 03/15/2023	100,000	103,597
		258,073
Internet Services & Infrastructure-0.19%
VeriSign, Inc., 4.63%, 05/01/2023	100,000	101,874
Investment Banking & Brokerage-1.89%
BGC Partners, Inc., 5.38%, 07/24/2023	100,000	106,899
Cantor Fitzgerald L.P., 4.88%, 05/01/2024(b)	100,000	106,461
Charles Schwab Corp. (The), 2.65%, 01/25/2023	100,000	102,006
Goldman Sachs Group, Inc. (The), 5.75%, 01/24/2022	150,000	161,085
MDGH - GMTN B.V. (United Arab Emirates), 3.75%, 04/19/2029(b)	200,000	214,504
Morgan Stanley
2.63%, 11/17/2021	100,000	101,116
2.75%, 05/19/2022	150,000	152,151
TD Ameritrade Holding Corp., 3.30%, 04/01/2027	50,000	52,517
		996,739
IT Consulting & Other Services-0.20%
International Business Machines Corp., 3.50%, 05/15/2029	100,000	107,916
Leisure Facilities-0.19%
NCL Corp. Ltd., 4.75%, 12/15/2021(b)	100,000	101,475
Life & Health Insurance-2.10%
Athene Global Funding, 3.00%, 07/01/2022(b)	100,000	101,680
Athene Holding Ltd., 4.13%, 01/12/2028	150,000	154,773
Five Corners Funding Trust, 4.42%, 11/15/2023(b)	200,000	216,476
Jackson National Life Global Funding, 3.30%, 02/01/2022(b)	100,000	102,763
MetLife, Inc., Series D, 4.37%, 09/15/2023	100,000	108,192
Metropolitan Life Global Funding I, 3.45%, 12/18/2026(b)	150,000	161,119
Nuveen Finance, LLC, 4.13%, 11/01/2024(b)	100,000	107,998
Principal Life Global Funding II, 3.00%, 04/18/2026(b)	150,000	154,973
		1,107,974
Life Sciences Tools & Services-0.10%
PerkinElmer, Inc., 3.30%, 09/15/2029	50,000	50,135
Managed Health Care-0.78%
Anthem, Inc., 3.65%, 12/01/2027	50,000	52,848
Centene Corp.
6.13%, 02/15/2024	100,000	104,063
4.75%, 01/15/2025	100,000	104,137
Magellan Health, Inc., 4.90%, 09/22/2024	150,000	151,937
		412,985

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Marine-0.41%
PT Pelabuhan Indonesia III (Persero) (Indonesia), 4.88%, 10/01/2024(b)	$200,000	$216,883
Metal & Glass Containers-0.40%
Ball Corp., 4.00%, 11/15/2023	100,000	104,749
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/2023	100,000	104,799
		209,548
Mortgage REITs-0.40%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 03/15/2022(b)	100,000	103,999
Starwood Property Trust, Inc., 5.00%, 12/15/2021	100,000	104,475
		208,474
Multi-line Insurance-0.79%
American International Group, Inc., 4.88%, 06/01/2022	100,000	107,056
MassMutual Global Funding II, 2.75%, 06/22/2024(b)	200,000	204,067
New York Life Global Funding, 2.88%, 04/10/2024(b)	100,000	103,226
		414,349
Multi-Sector Holdings-0.40%
Berkshire Hathaway Finance Corp., 3.00%, 05/15/2022	100,000	102,763
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	100,000	105,438
		208,201
Multi-Utilities-0.79%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), 3.63%, 01/12/2023(b)	200,000	205,565
NiSource, Inc., 3.49%, 05/15/2027	100,000	104,926
Sempra Energy, 3.40%, 02/01/2028	100,000	103,597
		414,088
Office REITs-0.20%
Office Properties Income Trust, 4.50%, 02/01/2025	100,000	104,275
Office Services & Supplies-0.18%
Pitney Bowes, Inc., 4.63%, 03/15/2024(c)	100,000	96,999
Oil & Gas Equipment & Services-0.57%
Halliburton Co., 3.80%, 11/15/2025	100,000	105,492
Oceaneering International, Inc., 4.65%, 11/15/2024	100,000	89,500
Schlumberger Holdings Corp., 3.90%, 05/17/2028(b)	100,000	105,683
		300,675
Oil & Gas Exploration & Production-2.23%
Antero Resources Corp., 5.13%, 12/01/2022	100,000	81,500
Apache Corp., 4.38%, 10/15/2028	100,000	101,462
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 04/01/2022(b)	100,000	96,249
Cimarex Energy Co., 4.38%, 06/01/2024	100,000	104,870
CNX Resources Corp., 5.88%, 04/15/2022	100,000	97,250
Continental Resources, Inc., 4.50%, 04/15/2023	100,000	104,308
Diamondback Energy, Inc., 4.75%, 11/01/2024	100,000	103,889
EOG Resources, Inc., 2.63%, 03/15/2023	100,000	101,768
Laredo Petroleum, Inc., 5.63%, 01/15/2022	100,000	92,342
Murphy Oil Corp., 4.45%, 12/01/2022	100,000	103,249
	Principal Amount	Value
Oil & Gas Exploration & Production-(continued)
Oasis Petroleum, Inc., 6.88%, 03/15/2022	$100,000	$93,688
QEP Resources, Inc., 5.25%, 05/01/2023	100,000	95,250
		1,175,825
Oil & Gas Refining & Marketing-1.56%
BPRL International Singapore Pte Ltd. (India), 4.38%, 01/18/2027(b)	200,000	208,989
EnLink Midstream Partners, L.P., 4.15%, 06/01/2025	100,000	88,501
HollyFrontier Corp., 5.88%, 04/01/2026	100,000	111,954
Petronas Capital Ltd. (Malaysia), 3.13%, 03/18/2022(b)	200,000	203,374
Phillips 66, 4.30%, 04/01/2022	100,000	105,237
Sunoco L.P./Sunoco Finance Corp., 4.88%, 01/15/2023	100,000	102,541
		820,596
Oil & Gas Storage & Transportation-3.11%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 09/15/2024	100,000	85,750
Boardwalk Pipelines L.P., 4.95%, 12/15/2024	100,000	107,792
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025	100,000	112,020
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.25%, 04/01/2023	100,000	100,499
DCP Midstream Operating L.P., 5.38%, 07/15/2025	100,000	106,747
Energy Transfer Partners L.P./Regency Energy Finance Corp.
5.88%, 03/01/2022	100,000	106,215
4.50%, 11/01/2023	100,000	105,244
EQM Midstream Partners, L.P., 4.75%, 07/15/2023	100,000	97,618
NGPL PipeCo. LLC, 4.38%, 08/15/2022(b)	100,000	103,612
ONEOK, Inc., 4.55%, 07/15/2028	50,000	54,140
Plains All American Pipeline L.P./PAA Finance Corp.
3.60%, 11/01/2024	100,000	102,102
4.65%, 10/15/2025	100,000	106,333
Ruby Pipeline, LLC, 6.50%, 04/01/2022(b)	73,485	76,090
Sabine Pass Liquefaction, LLC, 5.75%, 05/15/2024	100,000	111,416
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 09/15/2024(b)	100,000	97,624
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026	50,000	63,484
Western Midstream Operating L.P., 4.00%, 07/01/2022	100,000	101,608
		1,638,294
Other Diversified Financial Services-1.57%
ERAC USA Finance LLC, 2.70%, 11/01/2023(b)	150,000	152,258
FS Energy and Power Fund, 7.50%, 08/15/2023(b)	100,000	101,874
Huarong Finance II Co., Ltd. (China), 3.63%, 11/22/2021(b)	200,000	202,720
Nuveen, LLC, 4.00%, 11/01/2028(b)	150,000	167,294
Quicken Loans, Inc., 5.75%, 05/01/2025(b)	100,000	104,111
Washington Prime Group L.P., 6.45%, 08/15/2024(c)	100,000	96,000
		824,257

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Packaged Foods & Meats-0.60%
Kraft Heinz Foods Co. (The), 3.95%, 07/15/2025	$100,000	$105,070
Lamb Weston Holdings, Inc., 4.63%, 11/01/2024(b)	100,000	105,874
Mars, Inc., 2.70%, 04/01/2025(b)	100,000	102,726
		313,670
Paper Packaging-0.42%
Sealed Air Corp., 4.88%, 12/01/2022(b)	100,000	105,531
WRKCo Inc., 4.90%, 03/15/2029	100,000	114,334
		219,865
Paper Products-0.20%
Georgia-Pacific LLC, 3.73%, 07/15/2023(b)	100,000	104,979
Personal Products-0.20%
Edgewell Personal Care Co., 4.70%, 05/24/2022	100,000	102,999
Pharmaceuticals-0.79%
Bristol-Myers Squibb Co., 3.40%, 07/26/2029(b)	100,000	107,398
Johnson & Johnson, 2.45%, 03/01/2026	100,000	101,961
Merck & Co., Inc., 2.75%, 02/10/2025	200,000	206,438
		415,797
Property & Casualty Insurance-0.20%
Kemper Corp., 4.35%, 02/15/2025	100,000	105,718
Railroads-0.61%
Burlington Northern Santa Fe LLC, 3.85%, 09/01/2023	100,000	106,344
Norfolk Southern Corp., 3.00%, 04/01/2022	100,000	102,142
Union Pacific Corp., 3.95%, 09/10/2028	100,000	110,730
		319,216
Real Estate Services-0.21%
Newmark Group, Inc., 6.13%, 11/15/2023	100,000	109,988
Regional Banks-2.08%
BB&T Corp., 3.05%, 06/20/2022	100,000	102,393
CIT Group, Inc., 5.00%, 08/15/2022	100,000	106,679
Citizens Financial Group, Inc., 4.30%, 12/03/2025	100,000	107,670
Comerica, Inc., 3.70%, 07/31/2023	100,000	105,282
Huntington National Bank (The), 3.55%, 10/06/2023	250,000	262,439
PNC Financial Services Group, Inc. (The), 3.30%, 03/08/2022	100,000	102,737
SunTrust Banks, Inc.
2.70%, 01/27/2022	100,000	101,132
2.80%, 05/17/2022	100,000	101,631
The PNC Financial Services Group, Inc., 3.45%, 04/23/2029	100,000	106,933
		1,096,896
Research & Consulting Services-0.19%
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/2022(b)	100,000	100,875
Residential REITs-0.40%
Camden Property Trust, 3.15%, 07/01/2029	100,000	104,596
ERP Operating L.P., 4.63%, 12/15/2021	100,000	104,642
		209,238
Restaurants-0.20%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 06/01/2024(b)	100,000	103,999
Retail REITs-0.20%
Realty Income Corp., 3.25%, 10/15/2022	100,000	103,262
	Principal Amount	Value
Security & Alarm Services-0.19%
ADT Security Corp. (The), 3.50%, 07/15/2022	$100,000	$101,749
Semiconductor Equipment-0.10%
Applied Materials, Inc., 3.30%, 04/01/2027	50,000	53,244
Semiconductors-1.00%
Analog Devices, Inc., 3.50%, 12/05/2026	100,000	105,357
Intel Corp., 3.70%, 07/29/2025	100,000	108,196
Marvell Technology Group Ltd., 4.20%, 06/22/2023	100,000	105,333
Microchip Technology, Inc., 4.33%, 06/01/2023	100,000	105,304
QUALCOMM, Inc., 3.00%, 05/20/2022	100,000	102,412
		526,602
Soft Drinks-0.20%
Coca-Cola Co. (The), 2.88%, 10/27/2025	100,000	104,651
Sovereign Debt-4.04%
Brazilian Government International Bond (Brazil), 4.63%, 01/13/2028	200,000	213,150
Hungary Government International Bond (Hungary), 5.75%, 11/22/2023	100,000	112,841
Indonesia Government International Bond (Indonesia), 3.75%, 04/25/2022(b)	200,000	206,587
Mexico Government International Bond (Mexico), 4.13%, 01/21/2026	200,000	213,350
Morocco Government International Bond (Morocco), 4.25%, 12/11/2022(b)	200,000	210,297
Philippine Government International Bond (Philippines), 4.20%, 01/21/2024	200,000	215,841
Republic of Poland Government International Bond (Poland)
5.00%, 03/23/2022	100,000	107,157
3.00%, 03/17/2023	100,000	103,169
Russian Foreign Bond - Eurobond (Russia), 4.50%, 04/04/2022(b)	200,000	210,917
Turkey Government International Bond (Turkey)
6.25%, 09/26/2022	200,000	208,395
7.38%, 02/05/2025	100,000	108,022
Vietnam Government International Bond (Vietnam), 4.80%, 11/19/2024(b)	200,000	218,266
		2,127,992
Specialized Finance-0.10%
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	50,000	53,538
Specialized REITs-0.21%
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	100,000	110,425
Specialty Chemicals-0.91%
Ashland LLC, 4.75%, 08/15/2022	150,000	157,500
Ecolab, Inc., 4.35%, 12/08/2021	100,000	104,623
PolyOne Corp., 5.25%, 03/15/2023	100,000	107,749
PPG Industries, Inc., 3.75%, 03/15/2028(c)	100,000	109,178
		479,050
Steel-0.20%
Nucor Corp., 4.13%, 09/15/2022	100,000	104,918
Systems Software-0.77%
CA, Inc., 3.60%, 08/15/2022	100,000	102,369
Microsoft Corp., 2.40%, 08/08/2026	100,000	101,851

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Systems Software-(continued)
NortonLifeLock, Inc., 5.00%, 04/15/2025(b)	$100,000	$101,052
Oracle Corp., 2.65%, 07/15/2026	100,000	101,992
		407,264
Technology Distributors-0.59%
Arrow Electronics, Inc., 3.25%, 09/08/2024	100,000	101,536
Avnet, Inc., 4.63%, 04/15/2026	100,000	106,961
Tech Data Corp., 3.70%, 02/15/2022	100,000	101,881
		310,378
Technology Hardware, Storage & Peripherals-1.09%
Apple, Inc., 2.40%, 05/03/2023	150,000	152,385
Dell International LLC/EMC Corp., 6.02%, 06/15/2026(b)	100,000	114,356
EMC Corp., 3.38%, 06/01/2023	100,000	101,193
Seagate HDD Cayman, 4.75%, 01/01/2025	100,000	105,265
Xerox Corp., 4.13%, 03/15/2023	100,000	103,499
		576,698
Thrifts & Mortgage Finance-0.41%
MGIC Investment Corp., 5.75%, 08/15/2023	100,000	110,791
Radian Group, Inc., 4.50%, 10/01/2024	100,000	105,542
		216,333
Tires & Rubber-0.19%
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/2023(c)	100,000	100,999
Tobacco-0.30%
Altria Group, Inc., 4.80%, 02/14/2029	50,000	55,323
Philip Morris International, Inc., 2.88%, 05/01/2024	100,000	102,899
		158,222
Trading Companies & Distributors-0.39%
Aircastle Ltd., 4.40%, 09/25/2023	100,000	106,088
WESCO Distribution, Inc., 5.38%, 12/15/2021	100,000	100,475
		206,563
Trucking-0.29%
Aviation Capital Group LLC, 2.88%, 01/20/2022(b)	150,000	150,495
Water Utilities-0.21%
American Water Capital Corp., 3.75%, 09/01/2028	100,000	108,690
Total U.S. Dollar Denominated Bonds & Notes (Cost $35,003,256)		35,995,768
U.S. Government Sponsored Agency Mortgage-Backed Securities-19.89%
Federal Home Loan Mortgage Corp. (FHLMC)-8.22%
3.50%, 04/01/2047 to 05/01/2049	1,533,866	1,597,351
4.00%, 10/01/2047 to 07/01/2049	1,554,253	1,622,646
4.50%, 06/01/2048 to 03/01/2049	622,477	654,369
3.00%, 05/01/2049 to 09/01/2049	445,133	453,087
		4,327,453
Federal National Mortgage Association (FNMA)-11.67%
4.00%, 07/01/2047 to 03/01/2049	2,394,998	2,493,721
3.50%, 11/01/2047 to 08/01/2049	2,111,114	2,198,900
	Principal Amount	Value
Federal National Mortgage Association (FNMA)-(continued)
4.50%, 02/01/2048 to 04/01/2049	$766,926	$808,766
3.00%, 06/01/2049 to 10/01/2049	631,500	642,318
		6,143,705
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $10,220,933)		10,471,158
U.S. Treasury Securities-9.95%
U.S. Treasury Bonds-8.85%
6.25%, 05/15/2030	50,000	71,289
4.50%, 02/15/2036	100,000	135,523
5.00%, 05/15/2037	100,000	144,871
4.50%, 05/15/2038	50,000	69,184
4.50%, 08/15/2039	50,000	69,640
4.38%, 11/15/2039	100,000	137,379
4.63%, 02/15/2040	100,000	141,848
4.38%, 05/15/2040	200,000	275,649
3.88%, 08/15/2040	150,000	194,241
4.25%, 11/15/2040	150,000	203,982
4.75%, 02/15/2041	200,000	289,828
4.38%, 05/15/2041	50,000	69,251
3.75%, 08/15/2041	150,000	191,528
3.13%, 11/15/2041	100,000	116,820
3.13%, 02/15/2042	100,000	116,873
3.00%, 05/15/2042	50,000	57,339
2.75%, 08/15/2042	100,000	110,209
3.63%, 02/15/2044	100,000	126,949
3.38%, 05/15/2044	100,000	122,359
2.50%, 02/15/2045	200,000	211,402
3.00%, 05/15/2045	100,000	115,621
2.88%, 08/15/2045	200,000	226,352
2.50%, 02/15/2046	150,000	158,687
2.25%, 08/15/2046	100,000	100,775
3.00%, 02/15/2047	150,000	174,694
3.00%, 05/15/2047	100,000	116,463
2.75%, 08/15/2047	80,000	89,002
3.00%, 02/15/2048	100,000	116,674
3.13%, 05/15/2048	150,000	179,238
3.00%, 08/15/2048	100,000	116,877
3.38%, 11/15/2048	110,000	137,672
3.00%, 02/15/2049	50,000	58,555
2.88%, 05/15/2049	100,000	114,506
2.25%, 08/15/2049	100,000	100,982
		4,662,262
U.S. Treasury Notes-1.10%
1.75%, 11/15/2029	80,000	79,803
3.00%, 11/15/2045	150,000	173,836
2.50%, 05/15/2046	200,000	211,660
2.75%, 11/15/2047	100,000	111,325
		576,624
Total U.S. Treasury Securities (Cost $4,555,760)		5,238,886

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Money Market Funds-0.46%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(d) (Cost $244,600)	244,600	$244,600
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.65% (Cost $50,024,549)		51,950,412
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.85%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	328,282	328,282
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	116,506	$116,552
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $444,834)		444,834
TOTAL INVESTMENTS IN SECURITIES-99.50% (Cost $50,469,383)		52,395,246
OTHER ASSETS LESS LIABILITIES-0.50%		265,799
NET ASSETS-100.00%		$52,661,045

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $8,928,555, which represented 16.95% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Multi-Factor Defensive Core Fixed Income ETF (IMFD)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-54.82%
U.S. Treasury Bonds-1.09%
8.13%, 05/15/2021	$50,000	$54,654
8.00%, 11/15/2021	100,000	112,141
7.25%, 08/15/2022	50,000	57,442
		224,237
U.S. Treasury Notes-53.73%
1.75% - 2.63%, 11/15/2020	335,000	337,126
1.63% - 2.75%, 11/30/2020	375,000	376,800
1.88%, 12/15/2020	100,000	100,186
1.75% - 2.50%, 12/31/2020	350,000	351,897
1.38% - 2.50%, 01/31/2021	375,000	376,437
2.25% - 3.63%, 02/15/2021	330,000	335,920
1.13% - 2.50%, 02/28/2021	340,000	340,051
2.38%, 03/15/2021	100,000	100,885
1.25% - 2.25%, 03/31/2021	350,000	350,655
2.38%, 04/15/2021	100,000	100,928
1.38% - 2.25%, 04/30/2021	350,000	350,988
2.63% - 3.13%, 05/15/2021	365,000	371,631
1.38% - 2.13%, 05/31/2021	350,000	350,527
2.63%, 06/15/2021	100,000	101,439
1.13% - 2.13%, 06/30/2021	235,000	234,609
2.63%, 07/15/2021	100,000	101,525
1.13% - 2.25%, 07/31/2021	325,000	325,011
2.13% - 2.75%, 08/15/2021	265,000	268,488
1.13% - 2.00%, 08/31/2021	225,000	224,455
2.75%, 09/15/2021	120,000	122,311
1.13% - 2.13%, 09/30/2021	225,000	224,682
2.88%, 10/15/2021	125,000	127,815
1.25% - 2.00%, 10/31/2021	375,000	374,431
2.00% - 2.88%, 11/15/2021	370,000	375,020
1.75% - 1.88%, 11/30/2021	220,000	220,784
2.63%, 12/15/2021	125,000	127,534
2.00% - 2.13%, 12/31/2021	225,000	226,979
2.50%, 01/15/2022	150,000	152,748
1.50% - 1.88%, 01/31/2022	215,000	215,382
2.00% - 2.50%, 02/15/2022	390,000	394,833
1.75% - 1.88%, 02/28/2022	210,000	210,914
2.38%, 03/15/2022	120,000	122,100
1.75% - 1.88%, 03/31/2022	220,000	221,084
2.25%, 04/15/2022	100,000	101,484
1.75% - 1.88%, 04/30/2022	200,000	200,982
1.75% - 2.13%, 05/15/2022	400,000	403,203
1.75% - 1.88%, 05/31/2022	200,000	201,049
1.75%, 06/15/2022	120,000	120,495
1.75% - 2.13%, 06/30/2022	240,000	242,109
1.75%, 07/15/2022	120,000	120,448
1.88% - 2.00%, 07/31/2022	240,000	242,047
1.50% - 1.63%, 08/15/2022	400,000	399,633
1.63% - 1.88%, 08/31/2022	200,000	200,804
1.50%, 09/15/2022	100,000	99,740
1.75% - 1.88%, 09/30/2022	200,000	201,192
1.38%, 10/15/2022	150,000	149,039
1.88% - 2.00%, 10/31/2022	125,000	126,330
		11,024,730
Total U.S. Treasury Securities (Cost $11,125,202)		11,248,967
U.S. Dollar Denominated Bonds & Notes-24.56%
Aerospace & Defense-0.49%
Precision Castparts Corp., 2.50%, 01/15/2023	100,000	101,465
	Principal Amount	Value
Agricultural & Farm Machinery-0.50%
John Deere Capital Corp., 2.80%, 03/06/2023	$100,000	$102,914
Aluminum-1.02%
PT Indonesia Asahan Aluminium (Persero) (Indonesia), 5.23%, 11/15/2021(b)	200,000	209,999
Application Software-0.76%
Adobe, Inc., 3.25%, 02/01/2025	50,000	52,568
IBM Credit LLC, 3.00%, 02/06/2023	100,000	102,757
		155,325
Asset Management & Custody Banks-0.78%
Ameriprise Financial, Inc., 4.00%, 10/15/2023	100,000	106,723
State Street Corp., 3.55%, 08/18/2025	50,000	53,680
		160,403
Biotechnology-0.98%
China Development Bank (China), 2.63%, 01/24/2022(b)	200,000	201,542
Broadcasting-0.50%
NBCUniversal Media LLC, 2.88%, 01/15/2023	100,000	102,779
Communications Equipment-0.25%
Cisco Systems, Inc., 2.50%, 09/20/2026	50,000	51,290
Data Processing & Outsourced Services-0.26%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	50,000	53,422
Diversified Banks-2.48%
Banco del Estado de Chile (Chile), 3.88%, 02/08/2022(b)	150,000	154,464
State Bank of India (India), 3.25%, 01/24/2022(b)	200,000	202,083
U.S. Bancorp, Series V, 2.38%, 07/22/2026	50,000	50,480
Wells Fargo & Co., 2.63%, 07/22/2022	100,000	101,239
		508,266
Electric Utilities-1.00%
Eversource Energy, Series K, 2.75%, 03/15/2022	100,000	101,459
Southern California Edison Co., Series C, 3.50%, 10/01/2023	100,000	103,789
		205,248
Financial Exchanges & Data-0.25%
CME Group, Inc., 3.00%, 09/15/2022	50,000	51,447
Footwear-0.25%
NIKE, Inc., 2.38%, 11/01/2026	50,000	51,143
Health Care Equipment-0.50%
Abbott Laboratories, 2.90%, 11/30/2021	100,000	101,837
Household Products-0.49%
Procter & Gamble Co. (The), 2.15%, 08/11/2022	100,000	101,163
Hypermarkets & Super Centers-0.25%
Costco Wholesale Corp., 2.75%, 05/18/2024	50,000	51,663
Industrial Machinery-0.50%
Stanley Black & Decker, Inc., 2.90%, 11/01/2022	100,000	102,684
Industrial REITs-0.26%
Prologis L.P., 4.25%, 08/15/2023	50,000	53,741

Invesco Multi-Factor Defensive Core Fixed Income ETF (IMFD)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Integrated Oil & Gas-0.76%
Chevron Corp., 3.19%, 06/24/2023	$100,000	$104,182
Exxon Mobil Corp., 3.04%, 03/01/2026	50,000	52,694
		156,876
Investment Banking & Brokerage-0.76%
Goldman Sachs Group, Inc. (The), 5.75%, 01/24/2022	50,000	53,695
Morgan Stanley, 2.75%, 05/19/2022	100,000	101,434
		155,129
Life & Health Insurance-1.03%
Athene Global Funding, 3.00%, 07/01/2022(b)	50,000	50,840
MetLife, Inc., Series D, 4.37%, 09/15/2023	100,000	108,192
Principal Life Global Funding II, 3.00%, 04/18/2026(b)	50,000	51,658
		210,690
Multi-Sector Holdings-0.26%
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	50,000	52,719
Oil & Gas Exploration & Production-0.50%
EOG Resources, Inc., 2.63%, 03/15/2023	100,000	101,768
Oil & Gas Refining & Marketing-1.06%
Petronas Capital Ltd. (Malaysia), 7.88%, 05/22/2022(b)	100,000	113,094
Phillips 66, 4.30%, 04/01/2022	100,000	105,237
		218,331
Other Diversified Financial Services-0.27%
Nuveen, LLC, 4.00%, 11/01/2028(b)	50,000	55,765
Pharmaceuticals-0.75%
Johnson & Johnson, 2.45%, 03/01/2026	100,000	101,962
Merck & Co., Inc., 2.75%, 02/10/2025	50,000	51,609
		153,571
Railroads-0.50%
Norfolk Southern Corp., 3.00%, 04/01/2022	100,000	102,142
Regional Banks-1.75%
BB&T Corp., 3.05%, 06/20/2022	100,000	102,393
Comerica, Inc., 3.70%, 07/31/2023	50,000	52,641
PNC Financial Services Group, Inc. (The), 3.30%, 03/08/2022	100,000	102,737
SunTrust Banks, Inc., 2.70%, 01/27/2022	100,000	101,131
		358,902
Semiconductors-0.26%
Intel Corp., 3.70%, 07/29/2025	50,000	54,098
Sovereign Debt-4.64%
Abu Dhabi Government International Bond (United Arab Emirates), 2.50%, 10/11/2022(b)	200,000	202,410
	Principal Amount	Value
Sovereign Debt-(continued)
Hungary Government International Bond (Hungary), 5.38%, 02/21/2023	$100,000	$109,593
Mexico Government International Bond (Mexico), 4.00%, 10/02/2023	100,000	105,681
Philippine Government International Bond (Philippines), 4.20%, 01/21/2024	200,000	215,841
Republic of Poland Government International Bond (Poland), 5.00%, 03/23/2022	100,000	107,157
Russian Foreign Bond - Eurobond (Russia), 4.50%, 04/04/2022(b)	200,000	210,917
		951,599
Systems Software-0.50%
Microsoft Corp., 2.40%, 08/08/2026	100,000	101,851
Total U.S. Dollar Denominated Bonds & Notes (Cost $4,944,525)		5,039,772
U.S. Government Sponsored Agency Mortgage-Backed Securities-19.91%
Federal Home Loan Mortgage Corp. (FHLMC)-8.26%
4.00%, 08/01/2047 to 03/01/2049	513,734	536,063
3.50%, 12/01/2047 to 08/01/2048	746,560	772,893
4.50%, 08/01/2048 to 03/01/2049	216,374	233,832
3.00%, 05/01/2049 to 09/01/2049	148,548	151,222
		1,694,010
Federal National Mortgage Association (FNMA)-11.65%
3.50%, 01/01/2048 to 11/01/2048	1,120,309	1,156,774
4.00%, 05/01/2048 to 06/01/2049	769,435	799,502
4.50%, 06/01/2048 to 04/01/2049	221,138	233,797
3.00%, 08/01/2049 to 10/01/2049	197,068	200,658
		2,390,731
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $3,959,652)		4,084,741
	Shares
Money Market Funds-0.41%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(c) (Cost $85,065)	85,065	85,065
TOTAL INVESTMENTS IN SECURITIES-99.70% (Cost $20,114,444)		20,458,545
OTHER ASSETS LESS LIABILITIES-0.30%		60,895
NET ASSETS-100.00%		$20,519,440

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $1,452,772, which represented 7.08% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.

Invesco Multi-Factor Defensive Core Fixed Income ETF (IMFD)—(continued)
November 30, 2019
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Multi-Factor Income ETF (IMFI)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-73.24%
Advertising-0.22%
MDC Partners, Inc., 6.50%, 05/01/2024(b)	$100,000	$91,250
Aerospace & Defense-0.61%
Boeing Co. (The), 2.70%, 02/01/2027	50,000	50,892
Precision Castparts Corp., 2.50%, 01/15/2023	100,000	101,466
Raytheon Co., 2.50%, 12/15/2022	100,000	101,586
		253,944
Agricultural & Farm Machinery-0.25%
John Deere Capital Corp., 2.80%, 03/06/2023	100,000	102,914
Agricultural Products-0.13%
Cargill, Inc., 3.25%, 05/23/2029(b)	50,000	53,192
Air Freight & Logistics-0.48%
FedEx Corp., 3.10%, 08/05/2029	100,000	99,519
XPO Logistics, Inc., 6.50%, 06/15/2022(b)	100,000	102,585
		202,104
Airlines-0.50%
American Airlines Group, Inc., 5.00%, 06/01/2022(b)	100,000	104,605
United Airlines Holdings, Inc., 4.25%, 10/01/2022	100,000	103,250
		207,855
Alternative Carriers-0.25%
CenturyLink, Inc., Series T, 5.80%, 03/15/2022	100,000	105,624
Aluminum-0.50%
PT Indonesia Asahan Aluminium (Persero) (Indonesia), 5.23%, 11/15/2021(b)	200,000	209,999
Apparel Retail-0.12%
TJX Cos., Inc. (The), 2.25%, 09/15/2026	50,000	50,121
Apparel, Accessories & Luxury Goods-0.25%
Levi Strauss & Co., 5.00%, 05/01/2025	100,000	103,292
Application Software-0.26%
Fair Isaac Corp., 5.25%, 05/15/2026(b)	50,000	54,642
PTC, Inc., 6.00%, 05/15/2024	50,000	52,312
		106,954
Asset Management & Custody Banks-1.01%
Ameriprise Financial, Inc., 4.00%, 10/15/2023	100,000	106,723
Bank of New York Mellon Corp. (The), 2.60%, 02/07/2022	100,000	101,433
BlackRock, Inc., 3.50%, 03/18/2024	50,000	53,258
Northern Trust Corp., 3.95%, 10/30/2025	100,000	109,416
State Street Corp., 3.55%, 08/18/2025	50,000	53,679
		424,509
Auto Parts & Equipment-0.49%
American Axle & Manufacturing, Inc., 6.25%, 04/01/2025	100,000	101,875
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(b)	100,000	105,041
		206,916
Automobile Manufacturers-0.26%
General Motors Co., 4.88%, 10/02/2023	100,000	107,889
Automotive Retail-0.50%
Group 1 Automotive, Inc., 5.00%, 06/01/2022	100,000	101,499
O’Reilly Automotive, Inc., 3.60%, 09/01/2027	100,000	107,021
		208,520
	Principal Amount	Value
Biotechnology-0.52%
Biogen, Inc., 4.05%, 09/15/2025	$100,000	$108,731
Gilead Sciences, Inc., 3.65%, 03/01/2026	100,000	107,573
		216,304
Brewers-0.24%
Molson Coors Brewing Co., 3.00%, 07/15/2026	100,000	100,628
Broadcasting-0.63%
AMC Networks, Inc., 5.00%, 04/01/2024	100,000	100,625
CBS Corp., 4.00%, 01/15/2026	50,000	53,597
Fox Corp., 4.71%, 01/25/2029(b)	50,000	56,788
NBCUniversal Media LLC, 2.88%, 01/15/2023	50,000	51,390
		262,400
Cable & Satellite-0.53%
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	100,000	109,755
Comcast Corp., 4.15%, 10/15/2028	100,000	112,826
		222,581
Casinos & Gaming-0.50%
Las Vegas Sands Corp., 3.20%, 08/08/2024	100,000	101,908
MGM Resorts International, 6.63%, 12/15/2021	100,000	108,975
		210,883
Coal & Consumable Fuels-0.23%
Peabody Energy Corp., 6.00%, 03/31/2022(b)	100,000	97,750
Commodity Chemicals-0.51%
Blue Cube Spinco LLC, 9.75%, 10/15/2023	100,000	108,999
Westlake Chemical Corp., 3.60%, 08/15/2026	100,000	103,400
		212,399
Communications Equipment-0.60%
Cisco Systems, Inc., 2.50%, 09/20/2026	100,000	102,579
Hughes Satellite Systems Corp., 5.25%, 08/01/2026	50,000	54,393
Plantronics, Inc., 5.50%, 05/31/2023(b)	100,000	94,309
		251,281
Construction & Engineering-0.48%
Fluor Corp., 4.25%, 09/15/2028	100,000	98,711
MasTec, Inc., 4.88%, 03/15/2023	100,000	101,541
		200,252
Construction Machinery & Heavy Trucks-0.50%
Caterpillar, Inc., 3.40%, 05/15/2024	100,000	105,787
Trinity Industries, Inc., 4.55%, 10/01/2024	100,000	102,956
		208,743
Consumer Finance-0.75%
American Express Co., 2.50%, 08/01/2022	100,000	101,110
Discover Financial Services, 4.10%, 02/09/2027	50,000	53,649
Navient Corp., 6.50%, 06/15/2022	50,000	54,351
Synchrony Financial, 4.25%, 08/15/2024	100,000	105,519
		314,629
Copper-0.24%
Freeport-McMoRan, Inc., 3.88%, 03/15/2023	100,000	102,290
Data Processing & Outsourced Services-0.89%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	100,000	106,844
Fiserv, Inc., 3.50%, 07/01/2029	50,000	52,630
Global Payments, Inc., 4.80%, 04/01/2026	50,000	55,742

Invesco Multi-Factor Income ETF (IMFI)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Data Processing & Outsourced Services-(continued)
Visa, Inc., 3.15%, 12/14/2025	$100,000	$106,074
WEX, Inc., 4.75%, 02/01/2023(b)	50,000	50,646
		371,936
Department Stores-0.25%
Kohl’s Corp., 4.25%, 07/17/2025	100,000	104,815
Diversified Banks-3.88%
Banco del Estado de Chile (Chile), 3.88%, 02/08/2022(b)	200,000	205,952
Banco do Brasil S.A. (Brazil), 5.88%, 01/19/2023(b)	200,000	214,500
Banco Nacional de Comercio Exterior SNC (Mexico), 4.38%, 10/14/2025(b)	200,000	211,833
Bank of America Corp., 3.30%, 01/11/2023	100,000	103,478
Citigroup, Inc., 4.45%, 09/29/2027	100,000	110,153
JPMorgan Chase & Co., 4.50%, 01/24/2022	50,000	52,480
State Bank of India (India), 3.25%, 01/24/2022(b)	200,000	202,083
Turkiye Vakiflar Bankasi T.A.O. (Turkey), 8.13%, 03/28/2024(b)	200,000	208,710
Vnesheconombank Via VEB Finance PLC (Russia), 6.03%, 07/05/2022(b)	200,000	215,500
Wells Fargo & Co., 2.63%, 07/22/2022	100,000	101,239
		1,625,928
Diversified Chemicals-0.32%
Rohm & Haas Co., 7.85%, 07/15/2029	100,000	133,194
Diversified Metals & Mining-0.97%
Corp Nacional del Cobre de Chile (Chile), 3.00%, 09/30/2029(b)	200,000	197,247
Corp. Nacional del Cobre de Chile (Chile), 3.63%, 08/01/2027(b)	200,000	209,183
		406,430
Diversified REITs-0.39%
CBRE Services, Inc., 4.88%, 03/01/2026	100,000	111,656
CyrusOne L.P./CyrusOne Finance Corp., 5.00%, 03/15/2024	50,000	51,736
		163,392
Diversified Support Services-0.13%
Cintas Corp. No. 2, 3.70%, 04/01/2027	50,000	54,269
Electric Utilities-2.67%
American Electric Power Co., Inc., Series J, 4.30%, 12/01/2028	100,000	112,058
Entergy Corp., 2.95%, 09/01/2026	100,000	101,842
Eskom Holdings SOC Ltd. (South Africa), 6.35%, 08/10/2028(b)	200,000	212,079
Eversource Energy, Series K, 2.75%, 03/15/2022	100,000	101,459
Jersey Central Power & Light Co., 4.30%, 01/15/2026(b)	50,000	54,595
PT Perusahaan Listrik Negara (Indonesia), 5.45%, 05/21/2028(b)	200,000	229,875
Southern California Edison Co., Series C, 3.50%, 10/01/2023	100,000	103,789
Southern Co. (The), 3.25%, 07/01/2026	100,000	103,777
Vistra Operations Co. LLC, 3.55%, 07/15/2024(b)	100,000	101,005
		1,120,479
Electronic Equipment & Instruments-0.13%
Keysight Technologies, Inc., 4.60%, 04/06/2027	50,000	55,481
Electronic Manufacturing Services-0.25%
Jabil, Inc., 4.70%, 09/15/2022	100,000	105,870
	Principal Amount	Value
Environmental & Facilities Services-0.25%
Stericycle, Inc., 5.38%, 07/15/2024(b)	$100,000	$104,749
Financial Exchanges & Data-0.51%
CME Group, Inc., 3.00%, 09/15/2022	100,000	102,894
S&P Global, Inc., 4.40%, 02/15/2026	100,000	111,862
		214,756
Food Distributors-0.25%
Sysco Corp., 3.30%, 07/15/2026	100,000	105,347
Food Retail-0.49%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 6.63%, 06/15/2024	100,000	105,151
C&S Group Enterprises LLC, 5.38%, 07/15/2022(b)	100,000	101,500
		206,651
Footwear-0.24%
NIKE, Inc., 2.38%, 11/01/2026	100,000	102,287
Gas Utilities-0.26%
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	100,000	107,069
Health Care Distributors-0.24%
Cardinal Health, Inc., 3.41%, 06/15/2027	100,000	102,603
Health Care Equipment-0.61%
Baxter International, Inc., 2.60%, 08/15/2026	50,000	50,351
Becton, Dickinson and Co., 2.89%, 06/06/2022	100,000	101,561
Covidien International Finance S.A., 3.20%, 06/15/2022	100,000	102,808
		254,720
Health Care Facilities-0.24%
CommonSpirit Health, 3.35%, 10/01/2029	50,000	50,302
Universal Health Services, Inc., 4.75%, 08/01/2022(b)	50,000	50,656
		100,958
Health Care REITs-0.26%
Omega Healthcare Investors, Inc., 4.38%, 08/01/2023	50,000	53,222
Sabra Health Care L.P., 5.13%, 08/15/2026	50,000	53,839
		107,061
Health Care Services-0.38%
Cigna Corp., 4.38%, 10/15/2028	50,000	55,566
CVS Health Corp., 4.30%, 03/25/2028	50,000	54,547
MEDNAX, Inc., 6.25%, 01/15/2027(b)	50,000	51,001
		161,114
Home Improvement Retail-0.24%
JELD-WEN, Inc., 4.63%, 12/15/2025(b)	100,000	101,167
Homebuilding-0.52%
KB Home, 7.00%, 12/15/2021	100,000	108,165
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/2024	100,000	108,041
		216,206
Hotel & Resort REITs-0.24%
Service Properties Trust, 4.35%, 10/01/2024	100,000	102,645
Hotels, Resorts & Cruise Lines-0.75%
Choice Hotels International, Inc., 5.75%, 07/01/2022	100,000	108,299

Invesco Multi-Factor Income ETF (IMFI)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Hotels, Resorts & Cruise Lines-(continued)
Diamond Resorts International, Inc., 7.75%, 09/01/2023(b)	$100,000	$102,999
Sabre GLBL, Inc., 5.38%, 04/15/2023(b)	100,000	102,749
		314,047
Household Appliances-0.27%
Whirlpool Corp., 4.75%, 02/26/2029	100,000	112,031
Household Products-0.36%
Clorox Co. (The), 3.05%, 09/15/2022	50,000	51,157
Procter & Gamble Co. (The), 2.15%, 08/11/2022	100,000	101,163
		152,320
Housewares & Specialties-0.25%
Newell Brands, Inc., 4.20%, 04/01/2026	100,000	103,285
Hypermarkets & Super Centers-0.25%
Costco Wholesale Corp., 2.75%, 05/18/2024	100,000	103,326
Independent Power Producers & Energy Traders-0.71%
AES Corp. (The), 4.88%, 05/15/2023	86,000	87,719
NTPC Ltd. (India), 4.25%, 02/26/2026(b)	200,000	211,666
		299,385
Industrial Conglomerates-1.23%
3M Co., 2.38%, 08/26/2029	100,000	98,909
Carlisle Cos., Inc., 3.75%, 12/01/2027	100,000	105,182
General Electric Co., 2.70%, 10/09/2022	100,000	100,869
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.88%, 02/01/2022	100,000	100,823
Roper Technologies, Inc., 4.20%, 09/15/2028	100,000	110,016
		515,799
Industrial Machinery-0.24%
Stanley Black & Decker, Inc., 2.90%, 11/01/2022	100,000	102,684
Industrial REITs-0.13%
Prologis L.P., 4.25%, 08/15/2023	50,000	53,741
Insurance Brokers-0.27%
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	100,000	113,352
Integrated Oil & Gas-1.93%
ConocoPhillips Holding Co., 6.95%, 04/15/2029	100,000	135,493
Exxon Mobil Corp., 3.04%, 03/01/2026	100,000	105,388
Gazprom OAO Via Gaz Capital S.A. (Russia), 6.51%, 03/07/2022(b)	100,000	108,808
Petroleos Mexicanos (Mexico)
6.50%, 03/13/2027	150,000	156,968
5.35%, 02/12/2028	100,000	97,375
Sinopec Group Overseas Development (2012) Ltd. (China), 3.90%, 05/17/2022(b)	200,000	206,911
		810,943
Integrated Telecommunication Services-0.77%
AT&T, Inc., 3.40%, 05/15/2025	100,000	104,488
Cogent Communications Group, Inc., 5.38%, 03/01/2022(b)	100,000	104,531
Verizon Communications, Inc., 4.33%, 09/21/2028	100,000	113,510
		322,529
Interactive Media & Services-0.24%
Alphabet, Inc., 2.00%, 08/15/2026	100,000	99,788
Internet & Direct Marketing Retail-0.74%
Booking Holdings, Inc., 3.60%, 06/01/2026	100,000	107,006
	Principal Amount	Value
Internet & Direct Marketing Retail-(continued)
eBay, Inc., 2.60%, 07/15/2022	$100,000	$100,973
QVC, Inc., 4.38%, 03/15/2023	100,000	103,597
		311,576
Internet Services & Infrastructure-0.12%
VeriSign, Inc., 4.63%, 05/01/2023	50,000	50,937
Investment Banking & Brokerage-2.27%
BGC Partners, Inc., 5.38%, 07/24/2023	100,000	106,900
Charles Schwab Corp. (The), 2.65%, 01/25/2023	100,000	102,006
Goldman Sachs Group, Inc. (The), 5.75%, 01/24/2022	100,000	107,390
MDGH - GMTN B.V. (United Arab Emirates)
5.50%, 03/01/2022(b)	250,000	268,321
3.75%, 04/19/2029(b)	200,000	214,504
Morgan Stanley, 2.75%, 05/19/2022	100,000	101,434
TD Ameritrade Holding Corp., 3.30%, 04/01/2027	50,000	52,517
		953,072
IT Consulting & Other Services-0.26%
International Business Machines Corp., 3.50%, 05/15/2029	100,000	107,916
Life & Health Insurance-1.49%
Athene Global Funding, 3.00%, 07/01/2022(b)	100,000	101,680
Athene Holding Ltd., 4.13%, 01/12/2028	100,000	103,182
Brighthouse Financial, Inc., 3.70%, 06/22/2027	100,000	98,899
MetLife, Inc., Series D, 4.37%, 09/15/2023	100,000	108,192
Nuveen Finance, LLC, 4.13%, 11/01/2024(b)	100,000	107,998
Principal Life Global Funding II, 3.00%, 04/18/2026(b)	100,000	103,315
		623,266
Managed Health Care-0.49%
Centene Corp., 4.75%, 01/15/2025	100,000	104,137
Magellan Health, Inc., 4.90%, 09/22/2024	100,000	101,292
		205,429
Metal & Glass Containers-0.50%
Ball Corp., 4.00%, 11/15/2023	100,000	104,749
Greif, Inc., 6.50%, 03/01/2027(b)	100,000	106,982
		211,731
Multi-line Insurance-0.73%
MassMutual Global Funding II, 2.75%, 06/22/2024(b)	200,000	204,067
New York Life Global Funding, 2.88%, 04/10/2024(b)	100,000	103,225
		307,292
Multi-Sector Holdings-0.25%
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	100,000	105,438
Multi-Utilities-1.01%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), 4.38%, 06/22/2026(b)	200,000	216,928
NiSource, Inc., 3.49%, 05/15/2027	100,000	104,926
Sempra Energy, 3.40%, 02/01/2028	100,000	103,597
		425,451
Office REITs-0.25%
Office Properties Income Trust, 4.50%, 02/01/2025	100,000	104,275
Office Services & Supplies-0.12%
Pitney Bowes, Inc., 4.63%, 03/15/2024	50,000	48,500

Invesco Multi-Factor Income ETF (IMFI)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Oil & Gas Equipment & Services-0.59%
Baker Hughes, a GE Co., LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	$50,000	$51,810
Halliburton Co., 3.80%, 11/15/2025	100,000	105,492
Oceaneering International, Inc., 4.65%, 11/15/2024	100,000	89,500
		246,802
Oil & Gas Exploration & Production-3.74%
Antero Resources Corp., 5.13%, 12/01/2022	100,000	81,500
Apache Corp., 4.38%, 10/15/2028	100,000	101,462
Cimarex Energy Co., 4.38%, 06/01/2024	100,000	104,870
CNOOC Finance (2012) Ltd. (China), 3.88%, 05/02/2022(b)	200,000	206,632
Extraction Oil & Gas, Inc., 5.63%, 02/01/2026(b)	50,000	23,142
Gulfport Energy Corp., 6.00%, 10/15/2024	100,000	68,720
Indigo Natural Resources LLC, 6.88%, 02/15/2026(b)	100,000	91,002
Laredo Petroleum, Inc., 5.63%, 01/15/2022	100,000	92,342
Murphy Oil Corp., 4.45%, 12/01/2022	100,000	103,249
Oasis Petroleum, Inc., 6.88%, 03/15/2022	100,000	93,687
Oil India International Pte. Ltd. (India), 4.00%, 04/21/2027(b)	200,000	207,046
PT Pertamina (Persero) (Indonesia), 4.88%, 05/03/2022(b)	200,000	211,304
QEP Resources, Inc., 5.25%, 05/01/2023	100,000	95,250
Southwestern Energy Co., 6.20%, 01/23/2025	100,000	87,251
		1,567,457
Oil & Gas Refining & Marketing-1.97%
Bharat Petroleum Corp. Ltd. (India), 4.00%, 05/08/2025(b)	200,000	206,035
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., 3.40%, 12/01/2026(b)	100,000	104,784
EnLink Midstream Partners, L.P., 4.15%, 06/01/2025	100,000	88,501
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/2025	100,000	105,999
Petronas Capital Ltd. (Malaysia), 7.88%, 05/22/2022(b)	100,000	113,093
Phillips 66, 4.30%, 04/01/2022	100,000	105,237
Valero Energy Corp., 3.40%, 09/15/2026	100,000	103,850
		827,499
Oil & Gas Storage & Transportation-2.18%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 09/15/2024	100,000	85,750
Energy Transfer Partners L.P./Regency Energy Finance Corp.
5.88%, 03/01/2022	100,000	106,215
4.50%, 11/01/2023	100,000	105,244
EQM Midstream Partners, L.P., 4.75%, 07/15/2023	100,000	97,617
MPLX L.P., 4.13%, 03/01/2027	100,000	103,880
ONEOK, Inc., 4.55%, 07/15/2028	100,000	108,280
Plains All American Pipeline L.P./PAA Finance Corp., 4.65%, 10/15/2025	100,000	106,333
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 09/15/2024(b)	100,000	97,624
Western Midstream Operating L.P., 4.00%, 07/01/2022	100,000	101,608
		912,551
	Principal Amount	Value
Other Diversified Financial Services-1.86%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(b)	$100,000	$112,547
AXA Equitable Holdings, Inc., 4.35%, 04/20/2028	100,000	107,524
ERAC USA Finance LLC, 3.80%, 11/01/2025(b)	100,000	106,661
FS Energy and Power Fund, 7.50%, 08/15/2023(b)	50,000	50,937
Huarong Finance II Co., Ltd. (China), 3.63%, 11/22/2021(b)	200,000	202,720
Quicken Loans, Inc., 5.75%, 05/01/2025(b)	100,000	104,112
Washington Prime Group L.P., 6.45%, 08/15/2024(c)	100,000	96,000
		780,501
Packaged Foods & Meats-0.25%
Kraft Heinz Foods Co. (The), 3.95%, 07/15/2025	100,000	105,070
Pharmaceuticals-0.87%
Bristol-Myers Squibb Co., 3.40%, 07/26/2029(b)	50,000	53,699
Elanco Animal Health, Inc., 4.27%, 08/28/2023	50,000	52,372
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(b)	50,000	52,313
Johnson & Johnson, 2.45%, 03/01/2026	100,000	101,961
Merck & Co., Inc., 2.75%, 02/10/2025	50,000	51,609
Pfizer, Inc., 3.00%, 12/15/2026	50,000	52,896
		364,850
Property & Casualty Insurance-0.39%
Kemper Corp., 4.35%, 02/15/2025	100,000	105,718
Liberty Mutual Group Inc., 4.57%, 02/01/2029(b)	50,000	56,366
		162,084
Railroads-0.78%
Russian Railways Via RZD Capital PLC (Russia), 5.70%, 04/05/2022(b)	200,000	214,660
Union Pacific Corp., 3.95%, 09/10/2028	100,000	110,730
		325,390
Real Estate Services-0.26%
Newmark Group, Inc., 6.13%, 11/15/2023	100,000	109,988
Regional Banks-1.86%
BB&T Corp., 3.05%, 06/20/2022	100,000	102,393
CIT Group, Inc., 5.00%, 08/15/2022	100,000	106,679
Citizens Financial Group, Inc., 4.30%, 12/03/2025	100,000	107,670
Comerica, Inc., 3.70%, 07/31/2023	100,000	105,282
Huntington Bancshares, Inc., 2.30%, 01/14/2022	100,000	100,481
SunTrust Banks, Inc.
2.70%, 01/27/2022	50,000	50,566
2.80%, 05/17/2022	100,000	101,631
The PNC Financial Services Group, Inc., 3.45%, 04/23/2029	100,000	106,933
		781,635
Research & Consulting Services-0.24%
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/2022(b)	100,000	100,875
Residential REITs-0.12%
Camden Property Trust, 3.15%, 07/01/2029	50,000	52,298
Retail REITs-0.12%
Simon Property Group L.P., 2.45%, 09/13/2029	50,000	49,232
Security & Alarm Services-0.51%
Empresa de Transporte de Pasajeros Metro S.A. (Chile), 4.75%, 02/04/2024(b)	200,000	212,890

Invesco Multi-Factor Income ETF (IMFI)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Semiconductor Equipment-0.39%
Applied Materials, Inc., 3.30%, 04/01/2027	$50,000	$53,244
Lam Research Corp., 4.00%, 03/15/2029	100,000	110,440
		163,684
Semiconductors-0.76%
Analog Devices, Inc., 3.50%, 12/05/2026	100,000	105,357
Intel Corp., 3.70%, 07/29/2025	100,000	108,196
Marvell Technology Group Ltd., 4.20%, 06/22/2023	100,000	105,333
		318,886
Soft Drinks-0.25%
Coca-Cola Co. (The), 2.88%, 10/27/2025	100,000	104,651
Sovereign Debt-9.75%
Abu Dhabi Government International Bond (United Arab Emirates), 2.50%, 10/11/2022(b)	200,000	202,410
Brazilian Government International Bond (Brazil)
6.00%, 04/07/2026	200,000	230,590
4.63%, 01/13/2028	200,000	213,150
Colombia Government International Bond (Colombia), 4.00%, 02/26/2024	200,000	209,686
Export-Import Bank of China (The) (China), 2.63%, 03/14/2022(b)	200,000	201,443
Hungary Government International Bond (Hungary)
5.38%, 02/21/2023	100,000	109,593
5.75%, 11/22/2023	200,000	225,682
Indonesia Government International Bond (Indonesia), 5.88%, 01/15/2024(b)	200,000	226,080
Mexico Government International Bond (Mexico)
4.00%, 10/02/2023	100,000	105,682
4.15%, 03/28/2027	200,000	213,300
Morocco Government International Bond (Morocco), 4.25%, 12/11/2022(b)	200,000	210,297
Philippine Government International Bond (Philippines), 4.20%, 01/21/2024	200,000	215,842
Republic of Poland Government International Bond (Poland)
5.00%, 03/23/2022	100,000	107,157
3.00%, 03/17/2023	100,000	103,169
4.00%, 01/22/2024	100,000	107,884
3.25%, 04/06/2026	150,000	159,612
Russian Foreign Bond - Eurobond (Russia)
4.50%, 04/04/2022(b)	200,000	210,917
4.88%, 09/16/2023(b)	200,000	219,519
Turkey Government International Bond (Turkey)
6.25%, 09/26/2022	200,000	208,395
4.88%, 10/09/2026	200,000	188,609
6.00%, 03/25/2027	200,000	199,462
Vietnam Government International Bond (Vietnam), 4.80%, 11/19/2024(b)	200,000	218,266
		4,086,745
Specialized Finance-0.73%
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	100,000	107,075
REC Ltd. (India), 3.38%, 07/25/2024(b)	200,000	199,849
		306,924
Specialized REITs-0.25%
LifeStorage L.P., 3.50%, 07/01/2026	100,000	103,188
Specialty Chemicals-0.85%
Ashland LLC, 4.75%, 08/15/2022	100,000	105,000
	Principal Amount	Value
Specialty Chemicals-(continued)
Cornerstone Chemical Co., 6.75%, 08/15/2024(b)	$100,000	$91,291
Ecolab, Inc., 4.35%, 12/08/2021	50,000	52,312
PPG Industries, Inc., 3.75%, 03/15/2028(c)	100,000	109,178
		357,781
Steel-0.25%
Nucor Corp., 4.13%, 09/15/2022	100,000	104,918
Systems Software-0.36%
Microsoft Corp., 2.40%, 08/08/2026	50,000	50,926
NortonLifeLock, Inc., 5.00%, 04/15/2025(b)	100,000	101,052
		151,978
Technology Distributors-0.12%
Tech Data Corp., 3.70%, 02/15/2022	50,000	50,941
Technology Hardware, Storage & Peripherals-0.75%
Apple, Inc., 2.40%, 05/03/2023	100,000	101,590
EMC Corp., 3.38%, 06/01/2023	100,000	101,193
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	100,000	110,964
		313,747
Thrifts & Mortgage Finance-0.26%
MGIC Investment Corp., 5.75%, 08/15/2023	100,000	110,792
Tires & Rubber-0.24%
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/2023(c)	100,000	100,999
Tobacco-0.25%
Philip Morris International, Inc., 2.88%, 05/01/2024	100,000	102,898
Trading Companies & Distributors-0.25%
Aircastle Ltd., 4.40%, 09/25/2023	100,000	106,088
Trucking-0.24%
Aviation Capital Group LLC, 2.88%, 01/20/2022(b)	100,000	100,330
Total U.S. Dollar Denominated Bonds & Notes (Cost $29,706,377)		30,706,135
U.S. Government Sponsored Agency Mortgage-Backed Securities-24.95%
Federal Home Loan Mortgage Corp. (FHLMC)-10.37%
4.00%, 11/01/2044 to 08/01/2049	1,627,741	1,699,098
3.50%, 06/01/2047 to 08/01/2048	1,486,213	1,538,565
3.00%, 12/01/2047 to 02/01/2048	514,394	524,818
4.50%, 08/01/2048 to 03/01/2049	510,437	549,592
5.00%, 02/01/2049	34,665	37,043
		4,349,116
Federal National Mortgage Association (FNMA)-14.58%
3.50%, 07/01/2047 to 12/01/2048	2,430,127	2,511,159
4.00%, 08/01/2047 to 06/01/2049	1,738,735	1,810,477
3.00%, 01/01/2048 to 10/01/2049	664,923	676,732
4.50%, 06/01/2048 to 04/01/2049	773,008	814,671
5.00%, 11/01/2048	179,336	199,419
4.00%, 09/01/2049	96,166	101,647
		6,114,105
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $10,135,899)		10,463,221

Invesco Multi-Factor Income ETF (IMFI)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Money Market Funds-0.37%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(d) (Cost $153,714)	153,714	$153,714
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.56% (Cost $39,995,990)		41,323,070
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.89%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	280,203	280,203
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	95,363	$95,401
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $375,604)		375,604
TOTAL INVESTMENTS IN SECURITIES-99.45% (Cost $40,371,594)		41,698,674
OTHER ASSETS LESS LIABILITIES-0.55%		229,435
NET ASSETS-100.00%		$41,928,109

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $10,467,022, which represented 24.96% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for all of the securities in Investment Grade Defensive ETF, the following is a summary of the tiered valuation input levels, as of November 30, 2019. All of the securities in Investment Grade Defensive ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Corporate Income Defensive ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$12,425,714	$-	$12,425,714
Money Market Funds	428,784	-	-	428,784
Total Investments	$428,784	$12,425,714	$-	$12,854,498
Invesco Corporate Income Value ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$11,995,310	$-	$11,995,310
Money Market Funds	847,404	-	-	847,404
Total Investments	$847,404	$11,995,310	$-	$12,842,714
Invesco Emerging Markets Debt Defensive ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$25,538,010	$-	$25,538,010
Money Market Funds	30,504	-	-	30,504
Total Investments	$30,504	$25,538,010	$-	$25,568,514
Invesco Emerging Markets Debt Value ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$37,576,223	$-	$37,576,223
Money Market Funds	274,095	-	-	274,095
Total Investments	$274,095	$37,576,223	$-	$37,850,318
Invesco Investment Grade Value ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$38,825,067	$-	$38,825,067
Money Market Funds	588,287	-	-	588,287
Total Investments	$588,287	$38,825,067	$-	$39,413,354
Invesco Multi-Factor Core Fixed Income ETF
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$-	$10,452,678	$-	$10,452,678
U.S. Treasury Securities	-	7,829,600	-	7,829,600
U.S. Dollar Denominated Bonds & Notes	-	7,765,922	-	7,765,922
Money Market Funds	104,686	-	-	104,686
Total Investments	$104,686	$26,048,200	$-	$26,152,886

	Level 1	Level 2	Level 3	Total
Invesco Multi-Factor Core Plus Fixed Income ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$35,995,768	$-	$35,995,768
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	10,471,158	-	10,471,158
U.S. Treasury Securities	-	5,238,886	-	5,238,886
Money Market Funds	689,434	-	-	689,434
Total Investments	$689,434	$51,705,812	$-	$52,395,246
Invesco Multi-Factor Defensive Core Fixed Income ETF
Investments in Securities
U.S. Treasury Securities	$-	$11,248,967	$-	$11,248,967
U.S. Dollar Denominated Bonds & Notes	-	5,039,772	-	5,039,772
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	4,084,741	-	4,084,741
Money Market Funds	85,065	-	-	85,065
Total Investments	$85,065	$20,373,480	$-	$20,458,545
Invesco Multi-Factor Income ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$30,706,135	$-	$30,706,135
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	10,463,221	-	10,463,221
Money Market Funds	529,318	-	-	529,318
Total Investments	$529,318	$41,169,356	$-	$41,698,674
Subsequent Event
At a meeting held on December 12, 2019, the Board of Trustees of the Trust approved the termination and winding down of Invesco Corporate Income Defensive ETF, Invesco Corporate Income Value ETF, Invesco Emerging Markets Debt Defensive ETF, Invesco Emerging Markets Debt Value ETF, Invesco Multi-Factor Core Fixed Income ETF, Invesco Multi-Factor Core Plus Fixed Income ETF, Invesco Multi-Factor Defensive Core Fixed Income ETF and Invesco Multi-Factor Income ETF, with the liquidation payment to shareholders expected to take place on or about February 26, 2020. Investors, who have elected not to sell their shares before market close on February 13, 2020 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, on or about February 26, 2020.